UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09917

                        SENTINEL VARIABLE PRODUCTS TRUST.
               (Exact name of registrant as specified in charter)

                        National Life Drive, Montpelier,
                       Vermont 05604 (Address of principal
                          executive offices) (zip code)

                           NL Capital Management, Inc.
                 National Life Drive, Montpelier, Vermont 05604
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (800) 732-8939

Date of fiscal year end:   December 31

Date of reporting period:  January 1, 2004 - June 30, 2004

ITEM 1.  REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------











                        Sentinel Variable Products Trust

          P o l i c y h o l d e r s S e m i - A n n u a l R e p o r t

                              J u n e 3 0 , 2 0 0 4

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SENTINEL VARIABLE PRODUCTS TRUST

National Life Drive,
Montpelier, Vermont 05604




--------------------------------------------------------
TABLE OF CONTENTS

1  Message to Policyholders
3  Fund Performance
4  Actual and Hypothetical Expenses for
   Comparison Purposes
5  Sentinel Variable Products Trust Common Stock Fund
6  Sentinel Variable Products Trust Growth Index Fund
8  Sentinel Variable Products Trust Mid Cap Growth Fund
9  Sentinel Variable Products Trust Small Company Fund
10 Sentinel Variable Products Trust Balanced Fund
11 Sentinel Variable Products Trust Bond Fund
12 Sentinel Variable Products Trust Money Market Fund
13 SVPT Statement of Assets and Liabilities
15 SVPT Statement of Operations
17 SVPT Statement of Changes on Net Assets
21 SVPT Common Stock Fund Financial Highlights
22 SVPT Growth Index Fund Financial Highlights
23 SVPT Mid Cap Growth Fund Financial Highlights
24 SVPT Small Company Fund Financial Highlights
25 SVPT Balanced Fund Financial Highlights
26 SVPT Bond Fund Financial Highlights
27 SVPT Money Market Fund Financial Highlights
28 SVPT Notes to Financial Statements
31 Board Members and Officers
















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ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                            Message to Policyholders

PHOTO OMITTED



Dear Policyholder:

We are pleased to submit our semi- annual report for the six months ended June 30, 2004.

THE ECONOMY

After surging forward at an 8% rate during the third quarter of 2003, real GDP growth appears to have settled in at a very respectable 4-5% rate of growth in the first half of 2004. This strong pace is now being confirmed by impressive gains in new jobs and by solid corporate profit growth.

         The increase in new jobs has helped to put the economic recovery on a self-sustaining course as real disposable income continues to grow at about 4% which, in turn, supports additional spending by consumers. While interest rates have ticked higher during the last six months in response to fears of higher commodity prices (especially energy prices), they still appear to be low enough to allow for solid results in the housing and auto industries. Affordability measures for housing remain at high levels.

         Corporations are seeing the benefits of cost cutting that was completed in prior years, and they are also benefiting from continued gains in productivity. Corporate profits were up 27% in the first quarter of 2004, far exceeding earlier estimates calling for gains of 19-20%. As we approach the peak reporting period for second quarter earnings, it is important to keep in mind that corporate profits overall are already at an all-time high on an absolute basis, and they are also near record levels as a percentage of Gross Domestic Product.

THE FINANCIAL MARKETS

EQUITIES

The stock market started the new fiscal year on a strong note, gaining over 7% (as measured by the S&P 500 Index) in the December-January period.

         The market anticipated correctly that earnings reports for the fourth quarter of 2003 and the first quarter of 2004 would be very strong.

         Since the end of January, however, the market has moved sideways as a result of a number of news events that have kept the focus off the economy. Among these were fears that: 1) the Federal Reserve might need to continue to raise interest rates, 2) higher energy prices might cut off the recovery, 3) the Chinese government would engineer a slowdown in its economy that would impact the U.S. economy, and 4) the pace of progress in Iraq was getting bogged down and the implications that that might have for the outcome of our presidential election.

         After leading the market higher in 2003, riskier stocks lagged from January to March. The best-performing sectors during this time were defensive groups such as health care, financials, and energy stocks. Following the release of the strong employment report in early April, leadership shifted briefly to the more cyclical sectors of the market and investors became more willing to assume risk. As of the end of the second quarter, however, stocks with more predictable earnings outlooks appeared to be back in favor.

         Our feeling is that the underlying economic fundamental trends remain strong. Barring any unforeseen events, we expect corporate profits to be up 15-20% this year and another 10% or so next year. Higher interest rates could put a cap on price earnings multiples in the second half of the year, but we expect earnings gains to overcome this headwind and produce solid gains for equities.

FIXED INCOME

The bond market has gone from pricing in no Fed action in 2004, to factoring in at least a 50-basis point rate hike this summer. The market has been completely focused on non-farm employment payroll trends all year and, with its recent strong growth and subsequent revisions, participants now expect the commencement of a new tightening cycle in June. The questions the bond market is wrestling with now are: What is a "neutral" Federal Funds Rate? And how soon will it get there?



                                                                               1


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         Recently, interest rates have risen sharply, wiping out the market's good first-quarter total return performance. Until the Federal Reserve indicates where it intends to take the Federal Funds Rate, the bond market should trade defensively. Since reducing the interest-rate sensitivity of our fixed-income funds during the first quarter of 2004, we have been focusing on income-oriented securities, namely mortgage-backed securities and corporate bonds, as we ride out the bond market's storm.

         We appreciate your support and look forward to continuing to help you achieve your long term goals.

Sincerely,

/s/ THOMAS H. MACLEAY
---------------------














2


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                                Fund Performance

Performance data for each Sentinel Variable Products Trust Fund is provided in this table. Financial data is contained in the following pages.

Performance shown is past performance, which is no guarantee of future results. Current performance may be higher or lower than that shown. The prospectus contains more complete information and describes fees and expenses. Please read it and consider carefully a fund's objectives, risks and expenses before you invest or send money.

                                             For the period from
                                             01/01/04 through 06/30/04
                                   ---------------------------------------------
                                   06/30/04
                                   Net Asset             Capital
Sentinel Variable                  Value Per Income      Gain           Total
Products Trust Fund                Share     Dividends   Distributions  Return*
--------------------------------------------------------------------------------
COMMON STOCK                       $10.45    $ --         $     --        3.36%
--------------------------------------------------------------------------------
GROWTH INDEX                       7.77      --                 --        2.37
--------------------------------------------------------------------------------
MID CAP GROWTH                     8.84      --                 --        6.89
--------------------------------------------------------------------------------
SMALL COMPANY                      14.69     --                 --        9.22
--------------------------------------------------------------------------------
BALANCED                           11.53     --                 --        2.40
--------------------------------------------------------------------------------
BOND                               10.32     --                 --        0.68
--------------------------------------------------------------------------------
MONEY MARKET**                     1.00      0.0031            --         0.31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Standard & Poor's 500 +            --         --                 --        3.44
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index ++     --         --                 --        0.15
--------------------------------------------------------------------------------







* Total return is computed assuming the reinvestment of dividends and capital gain distributions using net asset values. Fund performance data includes all operating expenses but does not reflect any insurance charges imposed by your insurance company's separate account. If performance information included the effect of such charges, total returns would have been lower.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

+    An unmanaged index of stocks reflecting average prices in the stock market.

++   An unmanaged index of bonds reflecting average prices in the bond market.





                                                                               3

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            Actual and Hypothetical Expenses for Comparison Purposes

EXAMPLE

As a shareholder of one or more of the Sentinel Variable Products Trust Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

         The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 01/01/04 through 06/30/04.

ACTUAL EXPENSES

The first line of each fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid from 01/01/04 through 06/30/04" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a specific Sentinel Variable Products Trust Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual and hypothetical expenses for each Sentinel Variable Products Trust Fund are provided in this table. More detailed expense data is contained in the following pages.

------------------------------------------------------------------------------------------------------------------------
                                                                      Beginning    Ending                 Expenses Paid
                                                Total                  Account     Account    Annualized  from 01/01/04
                                                Return                  Value       Value      Expense       through
Sentinel Variable Products Trust Fund         Description              01/01/04    06/30/04     Ratio       06/30/04*
------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                    Actual                  $1,000      $1,034      0.67%       $    3.38
                                      Hypothetical (5% before expenses)  1,000       1,043      0.67%            3.40
------------------------------------------------------------------------------------------------------------------------
GROWTH INDEX                                    Actual                   1,000       1,024      2.30%           11.55
                                      Hypothetical (5% before expenses)  1,000       1,027      2.30%           11.57
------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH                                  Actual                   1,000       1,069      0.81%            4.16
                                      Hypothetical (5% before expenses)  1,000       1,042      0.81%            4.11
------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY                                   Actual                   1,000       1,092      0.72%            3.73
                                      Hypothetical (5% before expenses)  1,000       1,043      0.72%            3.64
------------------------------------------------------------------------------------------------------------------------
BALANCED                                        Actual                   1,000       1,024      0.88%            4.43
                                      Hypothetical (5% before expenses)  1,000       1,041      0.88%            4.47
------------------------------------------------------------------------------------------------------------------------
BOND                                            Actual                   1,000       1,007      0.67%            3.33
                                      Hypothetical (5% before expenses)  1,000       1,043      0.67%            3.39
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET                                    Actual                   1,000       1,003      0.54%            2.71
                                      Hypothetical (5% before expenses)  1,000       1,045      0.54%            2.76
------------------------------------------------------------------------------------------------------------------------






* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182)/365 (or 366).



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               Sentinel Variable Products Trust Common Stock Fund

INVESTMENT IN SECURITIES
at June 30, 2004 (Unaudited)
                                                        SHARES           VALUE
                                                                        (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS 96.2%
CONSUMER DISCRETIONARY  7.8%
* Comcast Corp. - Class A                              45,000        $ 1,242,450
Hilton Hotels Corp.                                    14,200            264,972
McGraw-Hill Cos., Inc.                                  4,700            359,879
* Time Warner, Inc.                                    65,000          1,142,700
TJX Cos                                                16,000            386,240
Yum Brands, Inc.                                       17,400            647,628
                                                                     -----------
                                                                       4,043,869
                                                                     -----------
CONSUMER STAPLES 12.8%
Altria Group, Inc.                                     16,000            800,800
Colgate Palmolive Co.                                  12,000            701,400
Diageo plc (ADR)                                       15,000            821,250
Kimberly-Clark Corp.                                   16,000          1,054,080
Kraft Foods, Inc.                                      40,000          1,267,200
McKesson Corp.                                         25,000            858,250
PepsiCo, Inc.                                          11,500            619,620
Wrigley (Wm.) Jr. Co.                                   8,000            504,400
                                                                     -----------
                                                                       6,627,000
                                                                     -----------
ENERGY 12.7%
* BJ Services Co.                                       6,300            288,792
ChevronTexaco Corp.                                     6,197            583,200
Encana Corp.                                            6,100            263,276
EOG Resources, Inc.                                    11,200            668,752
Exxon Mobil Corp.                                      17,000            754,970
GlobalSantaFe Corp.                                    15,500            410,750
Noble Energy, Inc.                                     10,000            510,000
Pioneer Natural Resources Co.                          18,600            652,488
* Pride Int'l., Inc.                                   30,000            513,300
Schlumberger Ltd.                                      13,958            886,473
Unocal Corp.                                           13,600            516,800
* Weatherford Int'l., Inc.                             12,000            539,760
                                                                     -----------
                                                                       6,588,561
                                                                     -----------
FINANCIALS 15.4%
American Express Co.                                    8,813            452,812
American Int'l. Group                                  12,900            919,512
Bank of America Corp.                                   6,108            516,859
Bank of New York, Inc.                                 17,000            501,160
Citigroup, Inc.                                        31,000          1,441,500
Marsh & McLennan Cos                                   18,000            816,840
Mellon Financial Corp.                                 15,500            454,615
Morgan Stanley                                          4,000            211,080
PNC Financial Services Group, Inc.                     11,000            583,880
St. Paul Travelers Cos., Inc.                          23,534            954,068
U.S. Bancorp                                           15,000            413,400
Washington Mutual, Inc.                                 5,300            204,792
Wells Fargo & Co.                                       8,900            509,347
                                                                     -----------
                                                                       7,979,865
                                                                     -----------
HEALTH CARE 17.0%
Baxter Int'l., Inc.                                    36,800          1,269,968
Cigna Corp.                                             9,000            619,290
Guidant Corp.                                          10,000            558,800
HCA, Inc.                                              21,000            873,390
Johnson & Johnson                                      30,000          1,671,000
* Laboratory Corp.                                     18,000            714,600
Lilly, Eli & Co.                                       14,000            978,740
Medtronic, Inc.                                        21,000          1,023,120
Pfizer, Inc.                                           21,000            719,880
* WebMD Corp.                                          40,000            372,800
                                                                     -----------
                                                                       8,801,588
                                                                     -----------




                                                        SHARES           VALUE
                                                                        (Note 2)
--------------------------------------------------------------------------------
INDUSTRIALS 12.5%
General Dynamics Corp.                                  6,700        $   665,310
General Electric Co.                                   24,200            784,080
Honeywell Int'l., Inc.                                 22,100            809,523
Northrop Grumman Corp.                                 24,000          1,288,800
Quanta Services, Inc.                                  10,000             62,200
Rockwell Automation, Inc                               15,500            581,405
Tyco Int'l. Ltd.                                       30,600          1,014,084
Union Pacific Corp.                                     8,100            481,545
United Technologies Corp.                               4,500            411,660
Waste Management, Inc.                                 13,000            398,450
                                                                     -----------
                                                                       6,497,057
                                                                     -----------

INFORMATION TECHNOLOGY 10.3%
BMC Software, Inc.                                     32,500            601,250
Electronic Data Systems                                30,000            574,500
First Data Corp.                                       19,000            845,880
Hewlett-Packard Co.                                    13,000            274,300
Int'l. Business Machines                                7,000            617,050
Microsoft Corp.                                        32,000            913,920
Motorola, Inc.                                         25,000            456,250
Sungard Data Systems, Inc.                             18,000            468,000
Symbol Technologies, Inc.                              40,000            589,600
                                                                     -----------
                                                                       5,340,750
                                                                     -----------
MATERIALS 7.7%
Alcan, Inc.                                            10,000            414,000
Dupont (EI) de Nemours                                 20,000            888,400
Freeport McMoran Copper & Gold                         24,000            795,600
Int'l. Paper Co.                                       26,000          1,162,200
Newmont Mining Corp.                                   18,500            717,060
                                                                     -----------
                                                                       3,977,260
                                                                     -----------
TOTAL COMMON STOCKS
(Cost $43,423,586)                                                    49,855,950
                                                                     -----------





                                                 PRINCIPAL AMOUNT        VALUE
                                                    (M=$1,000)          (Note 2)
--------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES 1.9%
American Express Credit Corp.
1.02%, 07/01/2004
(Cost $1,000,000)                                      1,000M        $ 1,000,000
                                                                     -----------
TOTAL INVESTMENTS
(Cost $44,423,586)**                                                  50,855,950

EXCESS OF OTHER ASSETS
OVER LIABILITIES 1.9%                                                    991,079
                                                                     -----------
NET ASSETS                                                           $51,847,029
                                                                     ===========


* Non-income producing.

** Cost for federal income tax purposes is substantially similar. At June 30, 2004 unrealized appreciation for federal income tax purposes aggregated
     $6,432,364 of which $7,112,834 related to appreciated securities and $680,470 related to depreciated securities.
     (ADR) - American Depository Receipt













                                              SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               5


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               Sentinel Variable Products Trust Growth Index Fund

INVESTMENT IN SECURITIES
at June 30, 2004 (Unaudited)


                                                        SHARES           VALUE
                                                                        (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS 99.9%
CONSUMER DISCRETIONARY 8.5%
* AutoZone, Inc.                                              70      $    5,607
* Bed Bath & Beyond, Inc.                                    230           8,843
Best Buy Co., Inc.                                           250          12,685
Black & Decker Corp.                                          60           3,728
Delphi Automotive Systems                                    420           4,486
Dollar General Corp.                                         250           4,890
Dow Jones & Co., Inc.                                         66           2,977
* Ebay, Inc.                                                 500          45,975
Family Dollar Stores, Inc.                                   130           3,955
Fortune Brands, Inc.                                         110           8,297
Gap, Inc.                                                    680          16,490
Harley-Davidson, Inc.                                        231          14,308
Home Depot                                                 1,700          59,840
Int'l. Game Technology                                       270          10,422
Knight Ridder, Inc.                                           60           4,320
* Kohl's Corp.                                               265          11,204
Lowe's Cos., Inc.                                            600          31,530
Maytag Corp.                                                  60           1,471
McGraw-Hill Cos., Inc.                                       150          11,485
Meredith Corp.                                                40           2,198
New York Times Co.- Class A                                  110           4,918
Nike, Inc.                                                   200          15,150
Omnicom Group, Inc.                                          144          10,928
Radioshack Corp.                                             119           3,407
Sherwin-Williams                                             110           4,571
Staples, Inc. - Class B                                      380          11,138
* Starbucks Corp.                                            300          13,044
TJX Companies, Inc.                                          370           8,932
Yum Brands, Inc.                                             224           8,337
                                                                      ----------
                                                                         345,136
                                                                      ----------
CONSUMER STAPLES 19.5%
Altria Group, Inc.                                         1,570          78,578
Anheuser-Busch Co., Inc.                                     611          32,994
Avon Products, Inc.                                          362          16,703
Brown Forman Corp. - Class B                                  90           4,344
Campbell Soup Co.                                            314           8,440
Clorox Co.                                                   160           8,605
Coca-Cola Co.                                              1,865          94,145
Colgate Palmolive Co.                                        405          23,672
Gillette Co.                                                 769          32,606
Heinz, H.J. Co.                                              264          10,349
Hershey Foods Corp.                                          200           9,254
Kellogg Co.                                                  315          13,183
Kimberly-Clark Corp.                                         380          25,034
McCormick & Company, Inc.                                    100           3,400
Pepsi Bottling Group                                         190           5,803
PepsiCo, Inc.                                              1,300          70,044
Procter & Gamble Co.                                       1,960         106,702
Sara Lee Corp.                                               602          13,840
Sysco Corp.                                                  484          17,361
UST, Inc.                                                    126           4,536
Walgreen Co.                                                 786          28,461
Wal-Mart Stores, Inc.                                      3,281         173,106
Wrigley (Wm.) Jr. Co.                                        170          10,718
                                                                      ----------
                                                                         791,878
                                                                      ----------
ENERGY 1.1%
* BJ Services Co.                                            120           5,501
Halliburton Co.                                              330           9,986
Schlumberger Ltd.                                            450          28,580
                                                                      ----------
                                                                          44,067
                                                                      ----------



                                                        SHARES           VALUE
                                                                        (Note 2)
--------------------------------------------------------------------------------
FINANCIALS 4.0%
American Express Co.                                         980      $   50,352
Fannie Mae                                                   740          52,806
Federated Investors, Inc.- Class B                            80           2,427
Marsh & McLennan Cos., Inc.                                  400          18,152
Moody's Corp.                                                116           7,501
North Fork Bancorporation, Inc.                              130           4,947
Simon Property Group, Inc.                                   160           8,227
SLM Corp.                                                    336          13,591
T. Rowe Price Group                                          100           5,040
                                                                      ----------
                                                                         163,043
                                                                      ----------
HEALTH CARE 22.3%
Abbott Labs                                                1,193          48,627
Allergan, Inc.                                               100           8,952
Amgen, Inc.                                                  972          53,042
Bard, C.R., Inc.                                              80           4,532
Baxter Int'l., Inc.                                          470          16,220
Becton Dickinson & Co.                                       190           9,842
Biomet, Inc.                                                 190           8,444
Boston Scientific Corp.                                      640          27,392
Bristol-Myers Squibb Co.                                   1,483          36,333
Cardinal Health, Inc.                                        330          23,116
Express Scripts, Inc.                                         60           4,754
Forest Labs, Inc.                                            284          16,083
Guidant Corp.                                                243          13,579
IMS Health, Inc.                                             178           4,172
Johnson & Johnson                                          2,267         126,272
Lilly, Eli & Co.                                             869          60,752
Medtronic, Inc.                                              926          45,115
Merck & Co., Inc.                                          1,701          80,797
Millipore Corp.                                               35           1,973
Mylan Labs, Inc.                                             200           4,050
Pfizer, Inc.                                               5,825         199,681
St. Jude Medical, Inc.                                       140          10,591
Stryker Corp.                                                310          17,050
UnitedHealth Group, Inc.                                     470          29,257
Wyeth                                                      1,022          36,956
Zimmer Holdings, Inc.                                        191          16,846
                                                                      ----------
                                                                         904,428
                                                                      ----------
INDUSTRIALS 13.9%
3M Company                                                   600          54,006
American Standard Cos., Inc.                                 160           6,450
Apollo Group, Inc.- Class A                                  140          12,361
Avery Dennison Corp.                                          89           5,697
Block, H & R, Inc.                                           130           6,198
Boeing Co.                                                   640          32,698
Caterpillar, Inc.                                            260          20,654
Cintas Corp.                                                 130           6,197
Danaher Corp.                                                240          12,444
Delta Air Lines, Inc.                                         90             641
Deluxe Corp.                                                  40           1,740
Emerson Electric Co.                                         320          20,336
Equifax, Inc.                                                105           2,599
General Electric Co.                                       8,057         261,047
Monster Worldwide, Inc.                                       90           2,315
Navistar Int'l. Corp.                                         50           1,938
Pitney Bowes, Inc.                                           180           7,965
Robert Half Int'l., Inc.                                     130           3,870
Rockwell Collins, Inc.                                       130           4,332



                                                       SHARES           VALUE
                                                                        (Note 2)
--------------------------------------------------------------------------------

United Parcel Service, Inc. - Class B                        860      $   64,646
United Technologies Corp.                                    400          36,592
                                                                      ----------
                                                                         564,726
                                                                      ----------
Information Technology 27.3%
Adobe Systems, Inc.                                          187           8,695
Agilent Technologies, Inc.                                   360          10,541
Altera Corp.                                                 282           6,266
Analog Devices, Inc.                                         289          13,606
Applied Materials, Inc.                                    1,280          25,114
Autodesk, Inc.                                                90           3,853
Automatic Data Processing                                    453          18,972
Avaya, Inc.                                                  330           5,211
Broadcom Corp.                                               240          11,225
Cisco Systems, Inc.                                        5,166         122,434
Citrix Systems, Inc.                                         130           2,647
Dell, Inc.                                                 1,923          68,882
Electronic Arts, Inc.                                        230          12,546
First Data Corp.                                             670          29,828
Intel Corp.                                                4,943         136,427
Int'l. Business Machines                                   1,294         114,066
Intuit, Inc.                                                 150           5,787
KLA-Tencor Corp.                                             150           7,407
Lexmark Int'l., Inc. - Class A                                98           9,460
Linear Technology                                            235           9,275
Lucent Technologies                                        3,270          12,361
Maxim Integrated Products, Inc.                              250          13,105
Mercury Interactive Corp.                                     72           3,588
Microsoft Corp.                                            8,246         235,506
National Semiconductor Corp.                                 270           5,937
Network Appliance, Inc.                                      256           5,512
Oracle Corp.                                               3,968          47,338
Parametric Technology Corp.                                  200           1,000
Paychex, Inc.                                                288           9,757
PMC-Sierra, Inc.                                             130           1,866
Qualcomm, Inc.                                               625          45,612
Solectron Corp.                                              730           4,723
Symantec Corp.                                               240          10,507
Symbol Technologies                                          170           2,506
Teradyne, Inc.                                               140           3,178
Texas Instruments, Inc.                                    1,320          31,918
Waters Corp.                                                  90           4,300
Xilinx, Inc.                                                 264           8,794
Yahoo!, Inc.                                               1,024          37,202
                                                                      ----------
                                                                       1,106,952
                                                                      ----------
MATERIALS 2.5%
Allegheny Technologies, Inc.                                  60           1,083
Ball Corp.                                                    40           2,882
Dow Chemical Co.                                             710          28,897
Dupont (EI) de Nemours                                       760          33,759
Ecolab, Inc.                                                 190           6,023
Freeport McMoran Copper & Gold - Class B                     130           4,309
Hercules, Inc.                                                80             975
Int'l. Flavors & Fragrances                                   70           2,618
Pactiv Corp.                                                 110           2,743
Praxair, Inc.                                                250           9,977
Sealed Air Corp.                                              70           3,729
Sigma Aldrich Corp.                                           50           2,981
                                                                      ----------
                                                                          99,976
                                                                      ----------



                                              SEE NOTES TO FINANCIAL STATEMENTS.

6

ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
               Sentinel Variable Products Trust Growth Index Fund

INVESTMENT IN SECURITIES
at June 30, 2004 (Unaudited)


                                                        SHARES           VALUE
                                                                        (Note 2)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.7%
*Nextel Communications,  Inc.                                844      $   22,501
*Qwest Communication Int'l                                 1,360           4,882
                                                                      ----------
                                                                          27,383
                                                                      ----------
UTILITIES 0.1%
*AES Corp.                                                   480           4,766
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $3,300,492)**                                                    4,052,355

EXCESS OF OTHER ASSETS
OVER LIABILITIES 0.1%                                                      3,441
                                                                      ----------
NET ASSETS                                                            $4,055,796
                                                                      ==========


*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At June 30, 2004 net unrealized appreciation for federal income tax purposes aggregated
     $751,863 of which $785,391 related to appreciated securities and $33,528 related to depreciated securities.












                                              SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               7









ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
              Sentinel Variable Products Trust Mid Cap Growth Fund

INVESTMENT IN SECURITIES
at June 30, 2004 (Unaudited)
                                                          Shares         Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS 99.9%
CONSUMER DISCRETIONARY 21.6%
* A.C. Moore Arts & Crafts, Inc.                          8,480       $  233,285
* Advance Auto Parts, Inc.                                3,430          151,537
* Amazon.com, Inc.                                        4,250          231,200
American Axle & Mfg Hldgs., Inc.                          3,430          124,715
Applebee's Int'l., Inc.                                   6,495          149,515
Best Buy Co., Inc.                                        2,240          113,657
* Chicago Pizza & Brewery, Inc.                           8,800          133,848
* Chico's FAS, Inc.                                       1,620           73,159
* Coach, Inc.                                             4,240          191,606
* Dicks Sporting Goods, Inc.                             10,560          352,176
* EBay, Inc.                                              2,410          221,600
* Fossil, Inc.                                           11,400          310,650
Gentex Corp.                                              2,990          118,643
* GTECH Holdings Corp.                                    7,710          357,050
* Guitar Center, Inc.                                     4,670          207,675
Harley-Davidson, Inc.                                     3,100          192,014
Harman Int'l. Industries                                  2,510          228,410
Int'l. Game Technology                                    2,010           77,586
Leggett & Platt, Inc.                                     3,200           85,472
Marriott Int'l., Inc. - Class A                           1,700           84,796
* Netflix, Inc.                                           4,880          175,436
Outback Steakhouse, Inc.                                  2,210           91,405
Petsmart, Inc.                                            6,360          206,382
* Priceline.com, Inc.                                     4,900          131,957
Royal Caribbean Cruises Ltd.                              4,780          207,500
* Select Comfort Corp.                                   16,160          458,944
* Sirius Satellite Radio, Inc.                           51,760          159,421
* Staples, Inc.                                           6,910          202,532
* Starbucks Corp.                                         1,760           76,525
Station Casinos, Inc.                                     1,900           91,960
* Timberland Co.                                          2,680          173,101
* TJX Cos                                                 9,360          225,950
* XM Satellite Radio Holdings, Inc.                       9,760          266,350
                                                                      ----------
                                                                       6,106,057
                                                                      ----------

CONSUMER STAPLES 0.9%
Central Garden & Pet Co.                                  7,140          255,398
                                                                      ----------
ENERGY 5.1%
* BJ Services Co.                                         2,600          119,184
* Cooper Cameron Corp.                                    3,060          149,022
Devon Energy Corp.                                        1,810          119,460
ENSCO Int'l., Inc.                                        2,340           68,094
EOG Resources, Inc.                                       2,910          173,756
* Pioneer Natural Resources Co.                           4,140          145,231
Smith Int'l., Inc.                                        2,300          128,248
* Tidewater, Inc.                                         5,590          166,582
Varco Int'l., Inc.                                       10,280          225,029
XTO Energy, Inc.                                          5,376          160,151
                                                                      ----------
                                                                       1,454,757
                                                                      ----------
FINANCIALS 4.6%
East West Bancorp., Inc.                                  3,400          104,380
HCC Insurance Holdings, Inc.                              8,530          284,987
Investors Financial Services Corp.                        1,530           66,677
Legg Mason, Inc.                                          2,420          220,244
Progressive Corp., Ohio                                   1,930          164,629
Renaissance Re Holdings Ltd.                              2,570          138,652
SLM Corp.                                                 8,110          328,050
                                                                      ----------
                                                                       1,307,619
                                                                      ----------




                                                          Shares         Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
HEALTH CARE 21.6%
*Advanced Medical Optics, Inc.                            8,800       $  374,616
 AmSurg Corp.                                             8,040          202,045
*Anthem, Inc.                                               800           71,648
*Apria Healthcare Group, Inc.                             7,700          220,990
*Beckman Coulter, Inc.                                    7,200          439,200
 Biomet, Inc.                                             4,800          213,312
 Bio Rad Labs, Inc.                                       2,690          158,333
*Boston Scientific Corp.                                  9,010          385,628
 Cardinal Health, Inc.                                    1,000           70,050
*Caremark RX., Inc.                                      13,990          460,831
*Celgene Corp.                                            2,200          125,972
 Coventry Health Care, Inc.                               2,790          136,431
*Endo Pharmaceuticals Hldgs., Inc.                        8,000          188,040
*eResearch Technology, Inc                               14,512          406,336
*Express Scripts, Inc.                                    2,290          181,437
*Fisher Scientific Int'l., Inc                            3,000          173,250
*Forest Labs, Inc.                                        1,560           88,343
*Gilead Sciences, Inc.                                    3,170          212,390
*Human Genome Sciences, Inc.                             14,300          166,309
*Imclone Systems, Inc.                                    5,200          446,108
 Invitrogen Corp.                                         2,850          205,171
*Laboratory Corp.                                         4,920          195,324
*Medimmune, Inc.                                          2,210           51,714
*Patterson Dental Co.                                     1,300           99,437
*Pharmaceutical Product Development, Inc.                 7,600          241,452
*Priority Healthcare - Class B                            8,600          197,370
Stryker Corp.                                             4,720          259,600
United Healthcare Group, Inc.                             1,100           68,475
*Wellpoint Health Network                                   600           67,206
                                                                      ----------
                                                                       6,107,018
                                                                      ----------
INDUSTRIALS 11.9%
*Apollo Group, Inc.                                       3,000          264,870
*Ballard Power Systems, Inc.                              6,500           59,800
C.H. Robinson Worldwide, Inc.                             2,870          131,561
Corporate Executive Board Co.                             5,070          292,995
*Corrections Corp.                                        4,600          181,654
*Danaher Corp.                                            2,340          121,329
Donaldson Co., Inc.                                       8,000          234,400
Donnelley RR & Sons Co.                                   2,170           71,653
*Fuelcell Energy, Inc.                                    7,500           87,600
General Dynamics Corp.                                    1,600          158,880
JetBlue Airways Corp.                                     6,520          191,558
*Laureate Education, Inc.                                 5,750          219,880
Manpower, Inc.                                            5,820          295,481
*Plug Power, Inc.                                        11,900           89,012
Republic Services, Inc.                                   5,140          148,751
Southwest Airlines Co.                                   11,710          196,377
Timken Co.                                               13,410          355,231
*Veeco Instrs., Inc.                                      6,800          175,508
*West Corp.                                               3,970          103,816
                                                                      ----------
                                                                       3,380,356
                                                                      ----------
INFORMATION TECHNOLOGY 29.3%
Adobe Systems, Inc.                                       6,940          322,710
Aeroflex, Inc.                                           20,550          294,482
*Altera Corp.                                             6,610          146,874



                                                          Shares         Value
                                                                       (Note 2)
--------------------------------------------------------------------------------

*Ask Jeeves, Inc.                                         2,200       $   85,866
AU Optronics Corp.                                        7,705          125,900
Autodesk, Inc.                                            2,300           98,463
*Avid Technologies, Inc.                                  3,700          201,909
*Broadcom Corp. - Class A                                 8,320          389,126
*Cisco Systems, Inc.                                     14,840          351,708
*Cognizant Tech
Solutions Corp.                                           9,920          252,067
*Corning, Inc.                                           16,960          221,498
*Cree, Inc.                                              10,480          243,974
*Dell, Inc.                                              10,810          387,214
*Digital Insight Corp.                                    9,050          187,607
*Digital River, Inc.                                      7,100          231,673
*Electronic Arts, Inc.                                    3,950          215,473
*F5 Networks, Inc.                                        3,200           84,736
*FLIR Systems, Inc.                                       9,720          533,628
*Genesis Microchip, Inc.                                  7,220           99,419
Intel Corp.                                               4,970          137,172
*Intrado, Inc.                                           11,510          185,196
*Juniper Networks, Inc.                                   5,670          139,312
*KLA-Tencor Corp.                                         3,080          152,090
*Lexmark Int'l., Inc. - Class A                           2,370          228,776
*Marvell Technology Group, Ltd.                           4,720          126,024
*Maxim Integrated Products                                5,190          272,060
Mercury Interactive Corp.                                 4,950          246,659
*Microchip Technology, Inc.                               8,150          257,051
Network Appliance Corp.                                   9,550          205,612
*Novellus Systems, Inc.                                   9,440          296,794
*Oracle Corp.                                            11,690          139,462
*QLogic Corp.                                             1,320           35,099
*Research In Motion Limited                               8,540          584,478
Roper Inds., Inc.                                         2,440          138,836
*Sina Corp.                                               4,500          148,455
Yahoo!, Inc.                                             14,020          509,347
                                                                      ----------
                                                                       8,276,750
                                                                      ----------
MATERIALS 3.3%
Packaging Corp. America                                  11,800          282,020
Peabody Energy Corp.                                      5,270          295,067
*Scotts Co. - Class A                                     5,490          350,701
                                                                      ----------
                                                                         927,788
                                                                      ----------
TELECOMMUNICATION SERVICES 1.6%
Nextel Communications, Inc.                              11,390          303,657
Nextel Partners, Inc.                                     9,300          148,056
                                                                      ----------
                                                                         451,713
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $21,718,574)**                                                  28,267,456

EXCESS OF OTHER ASSETS
OVER LIABILITIES 0.1%                                                     19,751
                                                                      ----------
NET ASSETS                                                           $28,287,207
                                                                     ===========
*    Non-income producing.
**   Cost for federal income tax purposes is substantially similar. At June 30,
     2004 net unrealized appreciation for federal income tax purposes aggregated
     $6,548,882 of which $7,009,369 related to appreciated securities and
     $460,487 related to depreciated securities.



                                              SEE NOTES TO FINANCIAL STATEMENTS.

8



ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
              Sentinel Variable Products Trust Small Company Fund

INVESTMENT IN SECURITIES
at June 30, 2004 (Unaudited)
                                                          Shares         Value
                                                                       (Note 2)
--------------------------------------------------------------------------------

COMMON STOCKS 90.9%
CONSUMER DISCRETIONARY 11.9%
* A.C. Moore Art & Craft, Inc.                          19,000        $  522,690
ADVO, Inc.                                              12,500           411,500
Bob Evans Farms, Inc.                                   20,000           547,600
* Fossil, Inc.                                          14,250           388,313
Fred's, Inc.                                            31,000           684,790
Harte-Hanks, Inc.                                       32,000           781,120
Lee Enterprises, Inc.                                    7,000           336,070
Lone Star Steakhouse Saloon                             20,000           543,800
Regis Corp.                                             11,500           512,785
* Timberland Co.                                         5,500           355,245
Unifirst Corp.                                          15,200           442,167
                                                                      ----------
                                                                       5,526,080
                                                                      ----------
CONSUMER STAPLES 8.0%
Casey's General
Stores, Inc.                                            28,000           512,400
Church & Dwight, Inc.                                   19,000           869,820
* Hain Celestial Group, Inc.                            35,000           633,500
Lancaster Colony Corp.                                  11,900           495,516
* Performance Food Group Co.                            27,000           716,580
Sensient Technologies Corp.                             22,000           472,560
                                                                      ----------
                                                                       3,700,376
                                                                      ----------
ENERGY 8.0%
Cabot Oil & Gas Corp. - Class A                          7,500           317,250
Carbo Ceramics, Inc.                                     3,500           238,875
* Core Laboratories                                      6,400           147,200
* Evergreen Resources, Inc.                              5,800           234,320
Magnum Hunter Resources, Inc.                           35,000           363,300
* Remington Oil & Gas Corp.                             11,500           271,400
* Stone Energy Corp.                                     6,000           274,080
* Superior Energy Services, Inc.                        56,000           562,800
* TETRA Technologies, Inc.                              12,000           322,200
* Varco Int'l., Inc.                                    27,000           591,030
Western Gas Resources, Inc.                             11,000           357,280
                                                                      ----------
                                                                       3,679,735
                                                                      ----------
FINANCIALS 11.0%
Arthur J. Gallagher & Co.                               14,000           426,300
East West Bancorp, Inc.                                 12,400           380,680
First Midwest Bankcorp                                  10,000           352,100
Frontier Financial Corp.                                 9,500           331,930
Fulton Financial Corp. PA                               13,650           275,048
HCC Insurance Holdings, Inc.                            20,500           684,905
Healthcare Realty Trust                                 11,500           431,020
Hilb Rogal & Hobbs Co.                                   6,500           231,920
Independent Bank Corp                                   10,900           315,555
Main Street Banks, Inc.                                  9,500           266,950
RLI Corp.                                               13,500           492,750
Sun Communities, Inc.                                   11,000           414,150
UCBH Holdings, Inc.                                      3,000           118,560
Wilmington Trust Corp.                                  10,000           372,200
                                                                      ----------
                                                                       5,094,068
                                                                      ----------



                                                          Shares         Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
HEALTH CARE 14.2%
*Advanced Neuromodulation Systems                        9,000        $  295,200
*Arthrocare Corp.                                       13,800           401,304
*Bio Rad Labs, Inc.                                      8,500           500,310
Biosite, Inc.                                           15,000           673,800
Diagnostic Products Corp.                               13,500           593,190
*Edwards LifeSciences Corp.                             10,300           358,955
*ICU Med., Inc.                                         20,000           670,600
*IDX Systems Corp.                                       9,900           315,711
*Immucor, Inc.                                           8,000           260,400
*Integra Lifesciences Holdings                          12,000           423,240
*Kyphon, Inc.                                            5,500           154,990
*Lifepoint Hospitals, Inc.                              14,000           521,080
*Priority Healthcare - Class B                          10,000           229,500
*SeroLogicals Corp.                                     25,000           499,750
*Sybron Dental Specialties, Inc.                         8,500           253,725
*Wilson Greatbatch Technologies                         14,500           405,275
                                                                      ----------
                                                                       6,557,030
                                                                      ----------
INDUSTRIALS 17.8%
ABM Industries, Inc.                                    37,500           730,125
Clarcor, Inc.                                           15,700           719,060
*Costar Group, Inc.                                      8,100           372,033
*CUNO, Inc.                                             10,000           533,500
Donaldson Co., Inc.                                     16,400           480,520
*Esco Technologies, Inc.                                10,000           533,600
G&K Services, Inc. - Class A                            10,500           421,995
Heico Corp. - Class A                                   30,000           418,500
*Kroll, Inc.                                            16,000           590,080
Lindsay Mfg. Co.                                         9,500           228,190
MSC Industrial Direct Co., Inc.                          8,000           262,720
*SOURCECORP, Inc.                                       30,000           825,600
Teleflex, Inc.                                          15,000           752,250
Thomas Industrials, Inc.                                 9,500           315,400
Waste Connections, Inc.                                 19,500           578,370
*West Corp.                                             17,700           462,855
                                                                      ----------
                                                                       8,224,798
                                                                      ----------
INFORMATION TECHNOLOGY 16.8%
*Activision, Inc.                                       25,000           397,500
*Ansys, Inc.                                             5,600           263,200
*Bisys Group, Inc.                                      44,500           625,670
*Ceridian Corp.                                         30,000           675,000
*Digital Insight Corp.                                  17,000           352,410
*Digitas, Inc.                                          32,000           352,960
*Global Imaging Systems, Inc.                           10,100           370,266
*Hyperion Solutions Corp.                                4,200           183,624
*Integrated Circuit Systems, Inc.                       18,500           502,460
*Intrado, Inc.                                           6,200            99,758
*Kronos, Inc.                                            7,500           309,000
*Lawson Software, Inc.                                  37,000           261,960
*Manhatten Associates, Inc.                             11,000           339,680



(JOANNE, I THINK THE FOLLOWING HEADING IS INCORRECT, LOIS)


                                                 PRINCIPAL AMOUNT        VALUE
                                                    (M=$1,000)          (Note 2)
--------------------------------------------------------------------------------
*MAXIMUS, Inc.                                          10,000        $  354,600
Methode Electronics, Inc.                               26,700           346,299
*Mettler Toledo Int'l.                                   7,000           343,980
*Millipore Corp.                                         7,300           411,501
*Perot Systems Corp.                                    60,400           801,508
*Rogers Corp.                                            7,000           489,300
*Serena Software, Inc.                                  16,000           305,440
                                                                      ----------
                                                                       7,786,116
                                                                      ----------
MATERIALS 3.2%
Aptargroup, Inc.                                        11,000           480,590
Ferro Corp.                                             20,700           552,276
Macdermid, Inc.                                         14,000           473,900
                                                                      ----------
                                                                       1,506,766
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $34,052,029)                                                    42,074,969
                                                                      ----------




                                                 PRINCIPAL AMOUNT        VALUE
                                                    (M=$1,000)          (Note 2)
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES 8.2%
Chevron Oil Finance
1.22%, 07/07/04                                         1,900M         1,899,614
Toyota Credit Corp.
0.89%, 07/08/04                                         1,900M         1,899,671
                                                                      ----------
TOTAL CORPORATE SHORT-TERM NOTES
(Cost $3,799,285)                                                      3,799,285
                                                                      ----------
TOTAL INVESTMENTS
(Cost $37,851,314)**                                                  45,874,254

EXCESS OF OTHER ASSETS
OVER LIABILITIES 0.9%                                                    437,428
                                                                      ----------
NET ASSETS                                                           $46,311,682
                                                                     ===========


*    Non-income producing.
** Cost for federal income tax purposes is substantially similar.At June 30, 2004 net unrealized appreciation for federal income tax purposes aggregated
     $8,022,940 of which $8,756,042 related to appreciated securities and $733,102 related to depreciated securities.




                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                               9



ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
              Sentinel Variable Products Trust Balanced Fund

INVESTMENT IN SECURITIES
at June 30, 2004 (Unaudited)

                                                 PRINCIPAL AMOUNT        VALUE
                                                    (M=$1,000)          (Note 2)
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCY OBLIGATIONS 29.1%
Federal Home Loan Mortgage
Corporation8.7% Collateralized Mortgage Obligations:
FHR 2283 PD 7%, 02/15/31                                  730M        $  781,661
                                                                      ----------
Mortgage-Backed Securities:
30-year:
FHLMC A21187 5%, 4/1/34                                   986M           952,771
                                                                      ----------
TOTAL FEDERAL HOME
LOAN MORTGAGE CORPORATION                                              1,734,432
                                                                      ----------
FEDERAL NATIONAL
MORTGAGE ASSOCIATION20.4%
Collateralized Mortgage
Obligations:
FNR 2002-5 PJ
6%, 10/25/21                                            1,000M         1,037,120
FNR 2002-48 GF
6.5%, 10/25/31                                          1,000M         1,042,650
                                                                      ----------
                                                                       2,079,770
                                                                      ----------
Mortgage-Backed Securities:
15-year:
FNMA 771162
5%, 01/01/19                                              977M           980,235
                                                                      ----------
30-year:
FNMA TBA
6%, 08/01/34                                            1,000M         1,020,900
                                                                      ----------
TOTAL FEDERAL
NATIONAL
MORTGAGE ASSOCIATION                                                   4,080,905
                                                                      ----------
Total U.S.
Government
Agency Obligations
(Cost $5,785,935)                                                      5,815,337
                                                                      ----------

BONDS 2.4%
AUTOMOTIVE 2.4%
Ford Motor Co.
7.45%, 07/16/31
(Cost $432,046)                                           500M           478,125
                                                                      ----------




                                                          Shares         Value
                                                                       (Note 2)
--------------------------------------------------------------------------------

COMMON STOCKS 63.0%
CONSUMER DISCRETIONARY   5.4%
*Comcast Corp. - Class A                                12,000       $   331,320
Hilton Hotels Corp.                                      3,500            65,310
Mcgraw-Hill Cos., Inc.                                   1,200            91,884
*Time Warner, Inc.                                      18,000           316,440
TJX Cos                                                  4,700           113,458
Yum Brands, Inc.                                         4,500           167,490
                                                                      ----------
                                                                       1,085,902
                                                                      ----------
CONSUMER STAPLES 7.0%
Altria Group, Inc.                                       3,000           150,150
Colgate Palmolive Co.                                    3,000           175,350
Diageo plc (ADR)                                         3,000           164,250
Gillette Co.                                             1,400            59,360
Kimberly-Clark Corp.                                     4,000           263,520
Kraft Foods, Inc.                                       10,000           316,800
PepsiCo, Inc.                                            3,000           161,640
Wrigley (Wm.) Jr. Co.                                    1,800           113,490
                                                                      ----------
                                                                       1,404,560
                                                                      ----------
ENERGY 8.7%
*BJ Services Co.                                         1,700            77,928
ChevronTexaco Corp.                                      1,500           141,165
Encana Corp.                                             1,500            64,740
EOG Resources, Inc.                                      3,000           179,130
Exxon Mobil Corp.                                        4,500           199,845
GlobalSantaFe Corp.                                      4,000           106,000
Noble Energy, Inc.                                       2,500           127,500
Pioneer Natural Resources Co.                            4,500           157,860
*Pride Int'l., Inc.                                      9,400           160,834
Schlumberger Ltd.                                        4,000           254,040
Unocal Corp.                                             3,500           133,000
*Weatherford Int'l., Inc.                                3,000           134,940
                                                                      ----------
                                                                       1,736,982
                                                                      ----------
FINANCIALS 10.0%
American Express Co.                                     1,700            87,346
American Int'l. Group                                    3,500           249,480
Bank of America Corp.                                    1,388           117,453
Bank of New York, Inc.                                   3,800           112,024
Citigroup, Inc.                                          8,000           372,000
Marsh & McLennan Cos                                     5,000           226,900
Mellon Financial Corp.                                   4,100           120,253
Morgan Stanley                                           1,000            52,770
PNC Financial Services Group, Inc.                       3,000           159,240
St. Paul Travelers Cos., Inc.                            5,683           230,388
U.S. Bancorp                                             3,400            93,704
Washington Mutual, Inc.                                  1,500            57,960
Wells Fargo & Co.                                        2,300           131,629
                                                                      ----------
                                                                       2,011,147
                                                                      ----------
HEALTH CARE 12.0%
Baxter Int'l., Inc.                                      8,700           300,237
Cigna Corp.                                              2,200           151,382
Guidant Corp.                                            2,500           139,700
HCA, Inc.                                                5,700           237,063


                                                          Shares         Value
                                                                       (Note 2)
--------------------------------------------------------------------------------



Johnson & Johnson                                        7,000        $  389,900
*Laboratory Corp.                                        4,000           158,800
Lilly, Eli & Co.                                         3,500           244,685
McKesson Corp.                                           6,600           226,578
Medtronic, Inc.                                          5,500           267,960
Pfizer, Inc.                                             5,700           195,396
*WebMD Corp.                                            11,000           102,520
                                                                      ----------
                                                                       2,414,221
                                                                      ----------
INDUSTRIALS 8.0%
General Dynamics Corp.                                   1,700           168,810
General Electric Co.                                     6,000           194,400
Honeywell Int'l., Inc.                                   5,300           194,139
Northrop Grumman Corp.                                   6,000           322,200
Rockwell Automation, Inc.                                4,000           150,040
Tyco Int'l. Ltd.                                         7,500           248,550
Union Pacific Corp.                                      2,000           118,900
United Technologies Corp.                                1,200           109,776
Waste Management, Inc.                                   3,000            91,950
                                                                      ----------
                                                                       1,598,765
                                                                      ----------
INFORMATION TECHNOLOGY 6.7%
*BMC Software, Inc.                                      8,000           148,000
Electronic Data Systems                                  7,000           134,050
First Data Corp.                                         5,000           222,600
Hewlett Packard Co.                                      3,700            78,070
Int'l. Business Machines                                 1,800           158,670
Microsoft Corp.                                          8,400           239,904
Motorola, Inc.                                           5,000            91,250
*Sungard Data Systems, Inc.                              4,600           119,600
Symbol Technologies, Inc.                               10,000           147,400
                                                                      ----------
                                                                       1,339,544
                                                                      ----------
MATERIALS 5.2%
Alcan, Inc.                                              2,300            95,220
Dupont (EI) de Nemours                                   5,000           222,100
Freeport McMoran Copper & Gold                           7,000           232,050
Int'l. Paper Co.                                         6,500           290,550
Newmont Mining Corp.                                     5,000           193,800
                                                                      ----------
                                                                       1,033,720
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $11,141,318)                                                    12,624,841
                                                                      ----------
TOTAL INVESTMENTS
(Cost $17,359,299)**                                                  18,918,303

EXCESS OF OTHER ASSETS
OVER LIABILITIES 5.5%                                                  1,113,514
                                                                      ----------
NET ASSETS                                                           $20,031,817
                                                                     ===========


*    Non-income producing.

** Cost for federal income tax purposes is substantially similar. At June 30, 2004 net unrealized appreciation for federal income tax purposes aggregated
     $1,559,004 of which $1,661,474 related to appreciated securities and $102,470 related to depreciated securities.
     (ADR) - American Depository Receipt


                                              SEE NOTES TO FINANCIAL STATEMENTS.

10


ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                   Sentinel Variable Products Trust Bond Fund

INVESTMENT IN SECURITIES
at June 30, 2004 (Unaudited)

                                                 PRINCIPAL AMOUNT        VALUE
                                                    (M=$1,000)          (Note 2)
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCY OBLIGATIONS 80.3%
FEDERAL HOME LOAN
MORTGAGE CORPORATION 29.1%
Collateralized Mortgage Obligations:
FHR 2521 PE 5.5%, 01/15/28                              1,500M       $ 1,545,825
FHR 2438 NB 6.5%, 04/15/32                                500M           531,740
                                                                     -----------
                                                                       2,077,565
                                                                     -----------
Mortgage-Backed Securities:
30-year:
FHLMC A19809 5%, 03/01/34                               1,446M         1,397,580
FHLMC A20187 5%, 03/01/34                               1,213M         1,172,665
FHLMC A21187 5%, 04/01/34                                 986M           952,771
FHLMC A15113 6%, 10/01/33                                 966M           990,217
                                                                     -----------
                                                                       4,513,233
                                                                     -----------
TOTAL FEDERAL HOME LOAN
MORTGAGE CORPORATION                                                   6,590,798
                                                                     -----------
FEDERAL NATIONAL
MORTGAGE ASSOCIATION 45.6%
Collateralized Mortgage
Obligations:
FNR 02-5 PJ 6%, 10/25/21                                3,000M         3,111,360
                                                                     -----------
Mortgage-Backed Securities:
15-Year:
FNMA 704942 4.5%, 05/01/18                              1,751M         1,716,346
FNMA 771162 5%, 01/01/19                                  977M           980,235
                                                                     -----------
                                                                       2,696,581
                                                                     -----------
30-Year:
FNMA 622539 5%, 09/01/31                                  463M           449,457
FNMA 707312 5%, 06/01/33                                1,073M         1,040,457
FNMA 721255 5.5%, 07/01/33                              1,011M         1,008,914
FNMA 499700 6%, 08/01/34                                1,000M         1,020,900
FNMA 685941 6.5%, 08/01/32                                943M           984,344
                                                                     -----------
                                                                       4,504,072
                                                                     -----------
TOTAL FEDERAL NATIONAL
MORTGAGE ASSOCIATION                                                  10,312,013
                                                                     -----------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION 5.6%
Collateralized Mortgage
Obligations:
GNR 03-86 AD 4.5%, 01/20/28                               473M           442,496
                                                                     -----------
Mortgage-Backed Securities:
30-year:
GNMA 003416M 6%, 07/20/33                                 402M           413,280
GNMA 003430M 6%, 08/20/33                                 404M           414,299
                                                                     -----------
                                                                         827,579
                                                                     -----------
TOTAL GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION                                                   1,270,075
                                                                     -----------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(Cost $18,108,427)                                                    18,172,886
                                                                     -----------

                                                PRINCIPAL AMOUNT        VALUE
                                                    (M=$1,000)          (Note 2)
--------------------------------------------------------------------------------

BONDS 16.0%
AUTOMOTIVE 7.8%
Daimler Chrysler
7.3%, 01/15/12                                            250M       $   273,126
Ford Motor Co.
7.45%, 07/16/31                                           750M           717,187
General Motors
8.375%, 07/15/33                                          750M           795,938
                                                                     -----------
                                                                       1,786,251
                                                                     -----------
CONSUMER PRODUCTS & SERVICES 2.3%
Kraft Foods Inc.
5.25%, 10/01/13                                           250M           244,063
Kroger Co.
6.75%, 04/15/12                                           250M           271,250
                                                                     -----------
                                                                         515,313
                                                                     -----------
ENERGY 1.1%
Duke Energy Corp.
5.625%, 01/13/12                                          250M           249,687
                                                                     -----------
FINANCIAL INSTITUTIONS 2.4%
Boeing Capital Corp.
6.5%, 02/15/12                                            250M           269,687
Fleet Nat'l.
5.75%, 01/15/09                                           250M           264,375
                                                                     -----------
                                                                         534,062
                                                                     -----------
TELECOMMUNICATIONS 2.4%
AT & T Wireless
8.125%, 05/01/12                                          250M           289,375
Comcast Corp.
5.5%, 03/15/11                                            250M           252,812
                                                                     -----------
                                                                         542,187
                                                                     -----------
TOTAL BONDS
(Cost $3,480,526)                                                      3,627,500
                                                                     -----------



                                                PRINCIPAL AMOUNT        VALUE
                                                    (M=$1,000)          (Note 2)
--------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES 4.4%
UBS Finance 1.20%, 07/01/04
(Cost $1,000,000)                                       1,000M       $ 1,000,000
                                                                     -----------
TOTAL INVESTMENTS
(Cost $22,588,953)*                                                   22,800,386

EXCESS OF LIABILITIES
OVER OTHER ASSETS (0.7%)                                                (171,594)
                                                                     -----------
NET ASSETS                                                           $22,628,792
                                                                     ===========


* Cost for federal income tax purposes is substantially similar At June 30, 2004 unrealized appreciation for federal income tax purposes aggregated
     $211,433 of which $305,952 related to appreciated securities and $94,519 related to depreciated securities.




                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                              11


ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
               Sentinel Variable Products Trust Money Market Fund

INVESTMENT IN SECURITIES
at June 30, 2004 (Unaudited)

                                                 PRINCIPAL AMOUNT        VALUE
                                                    (M=$1,000)          (Note 2)
--------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES 74.8%
AIG Funding, Inc.
1.00%, 07/01/04                                       1,035M       $  1,035,000
American Express Credit Corp.
1.00%, 07/02/04                                       1,300M          1,299,964
Bellsouth Telephone
1.18%, 07/19/04                                       1,300M          1,299,233
BMW U.S. Capital
1.25%, 07/21/04                                       1,200M          1,199,167
Caterpillar Financial
1.08%, 07/06/04                                       1,240M          1,239,814
Chevron Oil Finance
1.22%, 07/23/04                                       1,010M          1,009,247
CitiGroup Global
1.20%, 07/16/04                                       1,200M          1,199,400
Coca Cola
1.20%, 07/15/04                                       1,200M          1,199,440
Morgan Stanley Dean Witter
1.14%, 07/12/04                                       1,350M          1,349,530
Nestle Capital Corp.
1.04%, 07/09/04                                       1,135M          1,134,737
Northern Trust Corp.
1.05%, 07/07/04                                       1,105M          1,104,807
Paccar Financial Corp.
1.14%, 07/09/04                                       1,200M          1,199,696
Pfizer, Inc.
1.04%, 07/08/04                                       1,325M          1,324,732
Proctor & Gamble
1.14%, 07/20/04                                       1,105M          1,104,335
RWE 1.22%, 07/22/04                                   1,300M          1,299,075
UBS Finance
1.15%, 07/13/04                                       1,100M          1,099,578
                                                                   ------------
TOTAL CORPORATE SHORT-TERM NOTES
(Amortized Cost $19,097,755)                                         19,097,755
                                                                   ------------





                                                 PRINCIPAL AMOUNT        VALUE
                                                    (M=$1,000)          (Note 2)
--------------------------------------------------------------------------------


U.S. GOVERNMENT
AGENCY OBLIGATIONS 21.9%
FEDERAL HOME LOAN
MORTGAGE BANK 10.0%
Agency Discount Notes:
1.05%, 07/14/04                                       1,070M       $  1,069,594
1.075%, 07/28/04                                      1,480M          1,478,807
                                                                   ------------
                                                                      2,548,401
                                                                   ------------
FEDERAL MORTGAGE CORP. 6.3%
Agency Discount Notes:
1.13%, 07/13/04                                       1,180M          1,179,555
1.15%, 07/15/04                                         430M            429,808
                                                                   ------------
                                                                      1,609,363
                                                                   ------------
FEDERAL NATIONAL
MORTGAGE ASSOCIATION 5.6%
Agency Discount Note:
1.25%, 07/26/04                                       1,440M          1,438,750
                                                                    ------------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(Amortized Cost $5,596,514)                                           5,596,514
                                                                   ------------




                                                          Shares         Value
                                                                       (Note 2)
--------------------------------------------------------------------------------

U.S. TREASURY INSTITUTIONAL
FUNDS 3.4%
Dreyfus Government Cash Management -
Institutional Shares 875,000
(Amortized Cost $875,000)                                          $    875,000
                                                                   ------------
TOTAL INVESTMENTS
(Amortized Cost $25,569,269)*                                        25,569,269

EXCESS OF LIABILITIES
OVER OTHER ASSETS (0.1%)                                                (42,935)
                                                                   ------------
NET ASSETS                                                         $ 25,526,334
                                                                   ============




*    Also cost for federal income tax purposes.


















                                              SEE NOTES TO FINANCIAL STATEMENTS.

12


ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                        Sentinel Variable Products Trust

STATEMENTS OF ASSETS AND LIABILITIES
at June 30, 2004 (Unaudited)


------------------------------------------------------------------------------------------------------

                                              SVPT            SVPT          SVPT               SVPT
                                             Common          Growth        Mid Cap            Small
                                              Stock           Index        Growth            Company
                                              Fund            Fund          Fund              Fund
------------------------------------------------------------------------------------------------------
ASSETS
Investments at value                     $ 50,855,950    $  4,052,355    $ 28,267,456    $ 45,874,254
Cash and cash equivalents                     596,672           3,007         129,628         934,542
Receivable for securities sold                714,865          11,129            --            69,132
Receivable for fund shares sold                75,595             120           7,474          70,704
Receivable for dividends and interest          49,002           5,557           9,133          16,857
Receivable from fund administrator               --             4,249            --              --
                                         ------------    ------------    ------------    ------------
  Total Assets                             52,292,084       4,076,417      28,413,691      46,965,489
                                         ------------    ------------    ------------    ------------
------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for securities purchased              385,066             255         103,168         592,146
Payable for fund shares repurchased            26,803             710            --            26,606
Income dividend payable                          --              --              --              --
Accrued expenses                               11,374          18,084          10,100          15,148
Management fee payable                         17,485           1,000          10,710          15,982
Fund service fee payable                        4,327             572           2,506           3,925
                                         ------------    ------------    ------------    ------------
  Total Liabilities                           445,055          20,621         126,484         653,807
                                         ------------    ------------    ------------    ------------
Net Assets Applicable to
  Outstanding Shares                     $ 51,847,029    $  4,055,796    $ 28,287,207    $ 46,311,682
                                         ============    ============    ============    ============

Shares Outstanding                          4,959,284         521,938       3,199,510       3,153,160
Net Asset Value and Maximum
  Offering Price Per Share               $      10.45    $       7.77    $       8.84    $      14.69
------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENT
Shares of beneficial interest
  at par value                           $      4,959    $        522    $      3,200    $      3,153
Paid-in capital                            48,437,633       5,132,201      30,919,691      34,475,205
Accumulated undistributed net
  investment income (loss)                    188,003          14,268         (63,187)         19,483
Accumulated undistributed net
realized gain (loss) on investments        (3,215,930)     (1,843,058)     (9,121,379)      3,790,901
Unrealized appreciation of investments      6,432,364         751,863       6,548,882       8,022,940
                                         ------------    ------------    ------------    ------------
Net Assets                               $ 51,847,029    $  4,055,796    $ 28,287,207    $ 46,311,682
                                         ============    ============    ============    ============

Investments at Cost                      $ 44,423,586    $  3,300,492    $ 21,718,574    $ 37,851,314
                                         ============    ============    ============    ============

See Notes to Financial Statements.


                                                                              13



ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                        Sentinel Variable Products Trust

STATEMENTS OF ASSETS AND LIABILITIES
at June 30, 2004 (Unaudited)
-----------------------------------------------------------------------------------------
                                                                                SVPT
                                                   SVPT          SVPT           Money
                                                 Balanced        Bond           Market
                                                   Fund          Fund           Fund
ASSETS
Investments at value                          $ 18,918,303   $ 22,800,386    $ 25,569,269
Cash and cash equivalents                          972,403        428,744           3,131
Receivable for securities sold                   1,237,959      1,277,312            --
Receivable for fund shares sold                      5,351         18,649         109,424
Receivable for dividends and interest               56,735        171,624             564
Receivable from fund administrator                   5,362           --             1,818
                                              ------------   ------------    ------------
  Total Assets                                  21,196,113     24,696,715      25,684,206
                                              ------------   ------------    ------------
-----------------------------------------------------------------------------------------

LIABILITIES
Payable for securities purchased                 1,146,041      2,020,423            --
Payable for fund shares repurchased                  2,186         30,098         118,627
Income dividend payable                               --             --            23,656
Accrued expenses                                     5,367          7,940           7,979
Management fee payable                               8,854          7,379           5,266
Fund service fee payable                             1,848          2,083           2,344
                                              ------------   ------------    ------------
  Total Liabilities                              1,164,296      2,067,923         157,872
                                              ------------   ------------    ------------
Net Assets Applicable to
  Outstanding Shares                          $ 20,031,817   $ 22,628,792    $ 25,526,334
                                              ============   ============    ============

Shares Outstanding                               1,737,260      2,192,502      25,526,334
Net Asset Value and Maximum
  Offering Price Per Share                    $      11.53   $      10.32    $       1.00
-----------------------------------------------------------------------------------------

NET ASSETS REPRESENT
Shares of beneficial interest at par value    $      1,737   $      2,193    $     25,526
Paid-in capital                                 17,729,955     21,903,945      25,500,808
Accumulated undistributed net
  investment income                                192,301        520,850            --
Accumulated undistributed net realized gain
  (loss) on investments                            548,820         (9,629)           --
Unrealized appreciation of investments           1,559,004        211,433            --
                                              ------------   ------------    ------------
NET ASSETS                                    $ 20,031,817   $ 22,628,792    $ 25,526,334
                                              ============   ============    ============

Investments at Cost                           $ 17,359,299   $ 22,588,953    $ 25,569,269
                                              ============   ============    ============

SEE NOTES TO FINANCIAL STATEMENTS.

14


ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                        Sentinel Variable Products Trust

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)
-----------------------------------------------------------------------------------------------------

                                                SVPT           SVPT          SVPT          SVPT
                                                Common         Growth        Mid Cap       Small
                                                Stock          Index         Growth        Company
                                                Fund           Fund          Fund          Fund
-----------------------------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                    $   338,684    $    26,125    $    43,629    $   133,783
Interest                                          11,519             21             82         20,690
                                             -----------    -----------    -----------    -----------
  Total Income                               $   350,203    $    26,146    $    43,711    $   154,473
                                             -----------    -----------    -----------    -----------
Expenses:
Management advisory fee                          103,571          6,085         63,590         93,464
Transfer agent fees                                3,429          4,329          3,678          3,229
Custodian fees                                     6,081         24,067         13,620          9,846
Accounting and administration services            24,579          2,029         13,411         21,210
Auditing fees                                      8,000          1,500          3,000          6,500
Legal fees                                         6,000          1,500          4,500          7,500
Trustees' fees and expenses                        1,040            127            346          1,321
Other                                             11,831          6,930          6,373          9,075
                                             -----------    -----------    -----------    -----------
  Total Expenses                                 164,531         46,567        108,518        152,145
  Expense Reimbursement                             --          (34,334)          --             --
  Expense Offset                                  (2,331)           (67)        (1,620)        (2,346)
                                             -----------    -----------    -----------    -----------
  Net Expenses                                   162,200         12,166        106,898        149,799
                                             -----------    -----------    -----------    -----------
Net Investment Income (Loss)                     188,003         13,980        (63,187)         4,674
                                             -----------    -----------    -----------    -----------
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on sales
  of investments                               1,173,929        (21,993)       931,159      3,373,219
Net change in unrealized appreciation            309,663         89,273        926,309        402,334
                                             -----------    -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                               1,483,592         67,280      1,857,468      3,775,553
                                             -----------    -----------    -----------    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS   $ 1,671,595    $    81,260    $ 1,794,281    $ 3,780,227
                                             ===========    ===========    ===========    ===========

SEE NOTES TO FINANCIAL STATEMENTS.





                                                                              15



ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                        Sentinel Variable Products Trust

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
                                                                           SVPT
                                                 SVPT        SVPT         Money
                                                Balanced     Bond         Market
                                                Fund         Fund         Fund
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME:
Dividends                                    $  82,376    $    --      $   3,839
Interest                                       121,653      557,066      133,314
                                             ---------    ---------    ---------
  Total Income                               $ 204,029    $ 557,066    $ 137,153
                                             ---------    ---------    ---------
EXPENSES:
Management advisory fee                         51,854       45,127       33,400
Transfer agent fees                              4,429        4,429        4,429
Custodian fees                                   4,659        2,238        3,641
Accounting and administration services           9,428       11,282       13,359
Auditing fees                                    3,000        4,750        5,500
Legal fees                                       4,500        5,500        6,000
Trustees' fees and expenses                        587          713          364
Other                                            4,602        1,282        5,948
                                             ---------    ---------    ---------
  Total Expenses                                83,059       75,321       72,641
  Expense Reimbursement                         (8,433)        --        (19,019)
  Expense Offset                                (2,059)      (1,238)        (141)
                                             ---------    ---------    ---------
  Net Expenses                                  72,567       74,083       53,481
                                             ---------    ---------    ---------
NET INVESTMENT INCOME                          131,462      482,983       83,672
                                             ---------    ---------    ---------
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on sales of investments      314,589       15,422         --
Net change in unrealized appreciation
  (depreciation)                                   886     (355,075)        --
                                             ---------    ---------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                               315,475     (339,653)        --
                                             ---------    ---------    ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS   $ 446,937    $ 143,330    $  83,672
                                             =========    =========    =========

SEE NOTES TO FINANCIAL STATEMENTS.



16


ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                        Sentinel Variable Products Trust

STATEMENTS OF CHANGES ON NET ASSETS
----------------------------------------------------------------------------------------------------------
                                                         SVPT                            SVPT
                                                      Common Stock                    Growth Index
                                                         Fund                             Fund
                                               Six Months                      Six Months
                                             Ended 06/30/04   Year Ended     Ended 06/30/04  Year Ended
                                              (Unaudited)      12/31/03       (Unaudited)      12/31/03
----------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                        $    188,003    $    352,763    $     13,980    $     29,664
Net realized gain (loss) on sales
  of investments                                1,173,929        (176,185)        (21,993)       (926,170)
Net change in unrealized appreciation             309,663      10,592,865          89,273       1,490,276
                                             ------------    ------------    ------------    ------------
Net increase in net assets from operations      1,671,595      10,769,443          81,260         593,770
                                             ------------    ------------    ------------    ------------
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                           --          (353,987)           --           (29,376)
From net realized short-term gain
  on investments                                     --              --              --              --
                                             ------------    ------------    ------------    ------------
Total distributions to shareholders                  --          (353,987)           --           (29,376)
                                             ------------    ------------    ------------    ------------
----------------------------------------------------------------------------------------------------------

FROM SHARE TRANSACTIONS
Net proceeds from sales of shares               8,155,876       7,109,204         836,166       1,749,802
Net asset value of shares in reinvestment
of dividends and distributions                       --           353,988            --            29,376
                                             ------------    ------------    ------------    ------------
                                                8,155,876       7,463,192         836,166       1,779,178
Less: Payments for shares reacquired           (5,391,441)     (2,775,680)       (678,288)     (2,944,735)
                                             ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
  capital share transactions                    2,764,435       4,687,512         157,878      (1,165,557)
                                             ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS FOR PERIOD                         4,436,030      15,102,968         239,138        (601,163)
Net Assets: Beginning of period                47,410,999      32,308,031       3,816,658       4,417,821
                                             ------------    ------------    ------------    ------------
Net Assets: End of period                    $ 51,847,029    $ 47,410,999    $  4,055,796    $  3,816,658
                                             ============    ============    ============    ============

Undistributed Net Investment Income
  at End of Period                           $    188,003    $       --      $     14,268    $        288
                                             ============    ============    ============    ============







SEE NOTES TO FINANCIAL STATEMENTS.



                                                                              17


ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                        Sentinel Variable Products Trust

STATEMENTS OF CHANGES ON NET ASSETS
----------------------------------------------------------------------------------------------------------
                                                            SVPT                          SVPT
                                                        Mid Cap Growth                 Small Company
                                                            Fund                           Fund
                                                Six Months                      Six Months
                                              Ended 06/30/04   Year Ended     Ended 06/30/04   Year Ended
                                               (Unaudited)      12/31/03       (Unaudited)       12/31/03
----------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                 $    (63,187)   $    (99,994)   $      4,674    $     39,472
Net realized gain on sales of investments         931,159       1,322,501       3,373,219       1,856,381
Net change in unrealized appreciation             926,309       5,532,606         402,334       8,153,431
                                             ------------    ------------    ------------    ------------
Net increase in net assets from operations      1,794,281       6,755,113       3,780,227      10,049,284
                                             ------------    ------------    ------------    ------------
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                           --              --              --           (37,556)
From net realized short-term gain
  on investments                                     --              --              --           (22,014)
                                             ------------    ------------    ------------    ------------
Total distributions to shareholders                  --              --              --           (59,570)
                                             ------------    ------------    ------------    ------------
----------------------------------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS
Net proceeds from sales of shares               4,735,305       4,504,764       8,051,817       8,259,524
Net asset value of shares in reinvestment
  of dividends and distributions                     --              --              --            59,570
                                             ------------    ------------    ------------    ------------
                                                4,735,305       4,504,764       8,051,817       8,319,094
Less: Payments for shares reacquired           (3,288,200)     (3,177,433)     (4,482,579)     (1,997,285)
                                             ------------    ------------    ------------    ------------
Increase in net assets from capital share
  transactions                                  1,447,105       1,327,331       3,569,238       6,321,809
                                             ------------    ------------    ------------    ------------
TOTAL INCREASE IN NET ASSETS FOR PERIOD         3,241,386       8,082,444       7,349,465      16,311,523
Net Assets: Beginning of period                25,045,821      16,963,377      38,962,217      22,650,694
                                             ------------    ------------    ------------    ------------
Net Assets: End of period                    $ 28,287,207    $ 25,045,821    $ 46,311,682    $ 38,962,217
                                             ------------    ------------    ------------    ------------
Undistributed Net Investment
Income (Loss) at End of Period               $    (63,187)   $       --      $     19,483    $     14,809
                                             ============    ============    ============    ============

SEE NOTES TO FINANCIAL STATEMENTS.
18


ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                        Sentinel Variable Products Trust

STATEMENTS OF CHANGES ON NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
                                                                 SVPT                              SVPT
                                                                Balanced                           Bond
                                                                  Fund                             Fund
                                                       Six Months     Period from        Six Months     Period from
                                                     Ended 06/30/04   08/01/03 (A)     Ended 06/30/04   08/01/03 (A)
                                                       (Unaudited)  through 12/31/03     (Unaudited)  through 12/31/03
-----------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                                  $    131,462    $    127,847    $    482,983    $    382,372
Net realized gain on sales of investments                   314,589         548,873          15,422         244,348
Net change in unrealized appreciation (depreciation)            886       1,558,118        (355,075)        566,508
                                                       ------------    ------------    ------------    ------------
Net increase in net assets from operations                  446,937       2,234,838         143,330       1,193,228
                                                       ------------    ------------    ------------    ------------
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                     --          (135,890)           --          (396,452)
From net realized short-term gain on investments               --          (245,759)           --          (217,452)
                                                       ------------    ------------    ------------    ------------
Total distributions to shareholders                            --          (381,649)           --          (613,904)
                                                       ------------    ------------    ------------    ------------
-----------------------------------------------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS
Net proceeds from sales of shares                         3,390,292      15,928,844       3,512,904      24,179,786
Net asset value of shares in reinvestment
  of dividends and distributions                               --           381,649            --           613,904
                                                       ------------    ------------    ------------    ------------
                                                          3,390,292      16,310,493       3,512,904      24,793,690
Less: Payments for shares reacquired                     (1,529,490)       (439,604)     (3,407,473)     (2,992,983)
                                                       ------------    ------------    ------------    ------------
Increase in net assets from capital share
  transactions                                            1,860,802      15,870,889         105,431      21,800,707
                                                       ------------    ------------    ------------    ------------
TOTAL INCREASE IN NET ASSETS FOR PERIOD                   2,307,739      17,724,078         248,761      22,380,031
Net Assets: Beginning of period                          17,724,078            --        22,380,031            --
                                                       ------------    ------------    ------------    ------------
Net Assets: End of period                              $ 20,031,817    $ 17,724,078    $ 22,628,792    $ 22,380,031
                                                       ============    ============    ============    ============
Undistributed Net Investment
  Income at End of Period                              $    192,301    $       --      $    520,850    $       --
                                                       ============    ============    ============    ============



(A) Commencement of operations.


SEE NOTES TO FINANCIAL STATEMENTS.


                                                                              19


ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                        Sentinel Variable Products Trust

STATEMENTS OF CHANGES ON NET ASSETS
--------------------------------------------------------------------------------
                                                             Money Market
                                                                Fund
                                                                      Six Months
                                                    Ended 06/30/04   Year Ended
                                                    (Unaudited)       12/31/03

--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                              $     83,672    $    226,296
Net realized gain on sales of investments                  --              --
Net change in unrealized appreciation                      --              --
                                                   ------------    ------------
Net increase in net assets from operations               83,672         226,296
                                                   ------------    ------------
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                              (83,672)       (226,296)
From net realized short-term gain on investments           --              --
                                                   ------------    ------------
Total distributions to shareholders                     (83,672)       (226,296)
                                                   ------------    ------------
--------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS
Net proceeds from sales of shares                    10,209,526      20,898,529
Net asset value of shares in reinvestment
  of dividends and distributions                         83,672         226,296
                                                   ------------    ------------
                                                     10,293,198      21,124,825
Less: Payments for shares reacquired                (14,055,890)    (24,883,581)
                                                   ------------    ------------
Decrease in net assets from capital share
  transactions                                       (3,762,692)     (3,758,756)
                                                   ------------    ------------
Total Decrease in Net Assets for period              (3,762,692)     (3,758,756)
Net Assets: Beginning of period                      29,289,026      33,047,782
                                                   ------------    ------------
Net Assets: End of period                          $ 25,526,334    $ 29,289,026
                                                   ============    ============
Undistributed Net Investment
  Income at End of Period                          $       --      $       --
                                                   ============    ============

SEE NOTES TO FINANCIAL STATEMENTS.


20



ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
               Sentinel Variable Products Trust Common Stock Fund

FINANCIAL HIGHLIGHTS
Selected per share data and ratios
Selected data for a share outstanding throughout each fiscal period.
                                                                                                   Period from
                                              Six Months                                             11/30/00
                                           Ended 06/30/04  Year Ended    Year Ended   Year Ended      through
                                            (Unaudited)     12/31/03      12/31/02     12/31/01     12/31/00 (A)
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  10.11       $   7.75     $   9.50      $  10.49      $  10.00
                                             --------       --------     --------      --------      --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income                            0.04           0.08         0.10          0.11          0.01
Net realized and unrealized gain (loss) on
  investments                                    0.30           2.36        (1.75)        (0.95)         0.49
                                             --------       --------     --------      --------      --------
Total from investment operations                 0.34           2.44        (1.65)        (0.84)         0.50
                                             --------       --------     --------      --------      --------
LESS DISTRIBUTIONS
Dividends from net investment income             --             0.08         0.10          0.11          0.01
Distributions from realized gains on
  investments                                    --             --           --            0.04          --
                                             --------       --------     --------      --------      --------
Total Distributions                              --             0.08         0.10          0.15          0.01
                                             --------       --------     --------      --------      --------
Net asset value at end of period             $  10.45       $  10.11     $   7.75      $   9.50      $  10.49
                                             ========       ========     ========      ========      ========

Total Return (%) *                               3.36++        31.43       (17.33)        (8.10)         5.00++

RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average
  net assets(%)                                  0.67+          0.68         0.51          0.51          0.51+
Ratio of expenses to average net
  assets before voluntary expense
  reimbursements (%)**                           0.67+          0.75         0.71          0.74          1.04+
Ratio of net investment income to
  average net assets (%)                         0.76+          0.95         1.24          1.23          1.20+
Ratio of net investment income to
  average net assets before voluntary
  expense reimbursements (%)**                   0.76+          0.88         1.04          1.01          0.68+
Portfolio turnover rate (%)                        29++           77           50            46             8++
Net assets at end of period (000 omitted)    $ 51,847       $ 47,411     $ 32,308      $ 34,245      $ 29,797

(A)  Commenced operations November 30, 2000.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3).





SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              21


ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                Sentinel Variable Products Trust Growth Index Fund

FINANCIAL HIGHLIGHTS
Selected per share data and ratios
Selected data for a share outstanding throughout each fiscal period.

                                                                                                 Period from
                                             Six Months                                            11/30/00
                                          Ended 06/30/04  Year Ended   Year Ended    Year Ended     through
                                           (Unaudited)     12/31/03     12/31/02      12/31/01   12/31/00 (A)
-------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period      $   7.59      $    6.17    $    8.17    $    9.46    $   10.00
                                            --------      ---------    ---------    ---------    ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income                           0.03           0.06         0.04         0.02      --
Net realized and unrealized gain
  (loss) on  investments                        0.15           1.42        (2.00)       (1.29)       (0.54)
                                            --------      ---------    ---------    ---------    ---------
Total from investment operations                0.18           1.48        (1.96)       (1.27)       (0.54)
                                            --------      ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
Dividends from net investment income         --                0.06         0.04         0.02         0.00***
Distributions from realized gains on
  investments                                --             --           --           --           --
                                            --------      ---------    ---------    ---------    ---------
Total Distributions                          --                0.06         0.04         0.02      --
                                            --------      ---------    ---------    ---------    ---------
Net asset value at end of period            $   7.77      $    7.59    $    6.17    $    8.17    $    9.46
                                            ========      =========    =========    =========    =========
Total Return (%) *                              2.37++        23.97       (24.04)      (13.44)       (5.36)++

RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average
  net assets (%)                                0.60+          0.61         0.61         0.65         1.07+
Ratio of expenses to average net
  assets before voluntary expense
  reimbursements (%) **                         2.30+          3.03         2.12         2.30         1.35+
Ratio of net investment income to
  average net assets (%)                        0.69+          0.88         0.62         0.31         0.51+
Ratio of net investment income
  (loss) to average net assets
before voluntary expense
  reimbursements (%) **                        (1.00)+        (1.55)       (0.89)       (1.34)        0.23+
Portfolio turnover rate (%)                       20++           60           28           33           16++
Net assets at end of period (000 omitted)   $  4,056      $   3,817    $   4,418    $   3,926    $   2,921




(A)  Commenced operations November 30, 2000. + Annualized
++   Not annualized
*Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
**   Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3).
***  Represents less than $.005 of average daily shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.
22

ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
              Sentinel Variable Products Trust Mid Cap Growth Fund

FINANCIAL HIGHLIGHTS
Selected per share data and ratios
Selected data for a share outstanding throughout each fiscal period.


                                                                                                       Period from
                                              Six Months                                                11/30/00
                                            Ended 06/30/04    Year Ended    Year Ended    Year Ended     through
                                              (Unaudited)      12/31/03      12/31/02      12/31/01     12/31/00 (A)


Net asset value at beginning of period        $     8.27      $     5.83    $     7.68    $    10.14    $    10.00
                                              ----------      ----------    ----------    ----------    ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss                                (0.02)          (0.04)        (0.01)        (0.04)      --
Net realized and unrealized gain (loss)
  on investments                                    0.59            2.48         (1.84)        (2.42)         0.14
                                              ----------      ----------    ----------    ----------    ----------
Total from investment operations                    0.57            2.44         (1.85)        (2.46)         0.14
                                              ----------      ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
Dividends from net investment income                --              --            --            --            --
Distributions from realized gains on                --              --            --            --            --
investments
                                              ----------      ----------    ----------    ----------    ----------
Total Distributions                                 --              --            --            --            --
                                              ----------      ----------    ----------    ----------    ----------
Net asset value at end of period              $     8.84      $     8.27    $     5.83    $     7.68    $    10.14
                                              ==========      ==========    ==========    ==========    ==========

Total Return (%) *                                  6.89++         41.85        (24.09)       (24.26)         1.40++

Ratios/Supplemental Data
Ratio of net expenses to average
net assets (%)                                      0.81+           0.84          0.74          0.78          0.73+
Ratio of expenses to average net
  assets before voluntary expense
  reimbursements (%) **                             0.81+           0.89          0.85          0.84          1.05+
Ratio of net investment loss to
  average net assets (%)                           (0.47)+         (0.52)        (0.19)        (0.45)        (0.43)+
Ratio of net investment loss to average net
  assets before voluntary expense
  reimbursements(%)**                              (0.47)+         (0.57)        (0.30)        (0.50)        (0.75)+
Portfolio turnover rate (%)                           46++           120           246            88             1++
Net assets at end of period (000 omitted)     $   28,287      $   25,046    $   16,963    $   22,221    $   22,788











(A)  Commenced operations November 30, 2000.
+    Annualized
++   Not annualized
*    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
**   Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3)




SEE NOTES TO FINANCIAL STATEMENTS.

                                                                              23


ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
               Sentinel Variable Products Trust Small Company Fund

FINANCIAL HIGHLIGHTS
Selected per share data and ratios
Selected data for a share outstanding throughout each fiscal period.



                                              Six Months                                               11/30/00
                                              Ended 06/30/04  Year Ended    Year Ended    Year Ended   through
                                              (Unaudited)     12/31/03      12/31/02      12/31/01     12/31/00 (A)


Net asset value at beginning of period      $    13.45     $     9.66   $    11.27    $    10.73   $    10.00
                                            ----------     ----------   ----------    ----------   ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income                             --             0.01         0.03          0.03         0.01
Net realized and unrealized gain
  (loss) on investments                           1.24           3.80        (1.60)         0.54         0.73
                                            ----------     ----------   ----------    ----------   ----------
Total from investment operations                  1.24           3.81        (1.57)         0.57         0.74
                                            ----------     ----------   ----------    ----------   ----------
LESS DISTRIBUTIONS
Dividends from net investment income              --             0.01         0.03          0.03         0.01
Distributions from realized gains on              --             0.01         0.01          0.00***        --
  investments
                                            ----------     ----------   ----------    ----------   ----------
Total Distributions                               --             0.02         0.04          0.03         0.01
                                            ----------     ----------   ----------    ----------   ----------
Net asset value at end of period            $    14.69     $    13.45   $     9.66    $    11.27   $    10.73
                                            ----------     ----------   ----------    ----------   ----------

Total Return (%) *                                9.22++        39.44       (13.92)         5.35         7.40++

RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average
  net assets (%)                                  0.72+          0.76         0.61          0.65         0.68+
Ratio of expenses to average
  net assets before voluntary
  expense reimbursements (%) **                   0.72+          0.81         0.81          0.94         1.16+
Ratio of net investment income
  to average net assets (%)                       0.02+          0.14         0.31          0.40         1.19+
Ratio of net investment income
  to average net assets
  before voluntary expense
  reimbursements (%) **                           0.02+          0.08         0.11          0.11         0.72+
Portfolio turnover rate (%)                         28+            55           57            59            2++
Net assets at end of period (000 omitted)   $   46,312     $   38,962   $   22,651    $   19,044   $   10,856










(A)  Commenced operations November 30, 2000.
+    Annualized
++   Not annualized
*    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
**   Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3)
***  Represents less than $.005 of average daily shares outstanding.







SEE NOTES TO FINANCIAL STATEMENTS.
24



ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                 Sentinel Variable Products Trust Balanced Fund

FINANCIAL HIGHLIGHTS
Selected per share data and ratios
Selected data for a share outstanding throughout each fiscal period.



                                                                   Period from
                                                   Six Months        08/01/03
                                                 Ended 06/30/04       through
                                                   (Unaudited)      12/31/03 (A)


Net asset value at beginning of period             $    11.26       $    10.00
                                                   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    0.08             0.08
Net realized and unrealized gain
  on investments                                        0.19             1.43
                                                   ----------       ----------
Total from investment operations                         0.27             1.51
                                                   ----------       ----------
LESS DISTRIBUTIONS
Dividends from net investment income                     --               0.09
Distributions from realized gains on
  investments                                            --               0.16
                                                   ----------       ----------
Total Distributions                                      --               0.25
                                                   ----------       ----------
Net asset value at end of period                   $    11.53       $    11.26
                                                   ==========       ==========

Total Return (%) *                                       2.40++          15.07++

RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net
  assets (%)                                             0.79+            0.84+
Ratio of expenses to average net
  assets before voluntary expense
  reimbursements (%) **                                  0.88+            1.04+
Ratio of net investment income to
  average net assets (%)                                 1.39+            1.95+
Ratio of net investment income to
  average net assets before
  voluntary expense reimbursements (%)**                 1.30+            1.75+
Portfolio turnover rate (%)                               117++             85++
Net assets at end of period (000 omitted)          $   20,032       $   17,724













(A)  Commenced operations August 1, 2003.
+    Annualized
++   Not annualized
*    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
**   Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3)






SEE NOTES TO FINANCIAL STATEMENTS.



                                                                              25



ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                   Sentinel Variable Products Trust Bond Fund

FINANCIAL HIGHLIGHTS
Selected per share data and ratios
Selected data for a share outstanding throughout each fiscal period.

                                                                    Period from
                                                    Six Months        08/01/03
                                                  Ended 06/30/04      through
                                                    (Unaudited)     12/31/03 (A)


Net asset value at beginning of period              $    10.25      $    10.00
                                                    ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                     0.22            0.18
Net realized and unrealized gain (loss) on               (0.15)           0.36
investments                                         ----------      ----------
Total from investment operations                          0.07            0.54
                                                    ----------      ----------
LESS DISTRIBUTIONS
Dividends from net investment income                      --              0.19
Distributions from realized gains on                      --              0.10
investments                                         ----------      ----------
Total Distributions                                       --              0.29
                                                    ----------      ----------
Net asset value at end of period                    $    10.32      $    10.25
                                                    ==========      ==========

Total Return(%)*                                          0.68++          5.38++

RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average
  net assets (%)                                          0.67+           0.69+
Ratio of expenses to average net assets before
voluntary expense reimbursements(%)**                     0.67+           0.73+
Ratio of net investment income to average net             4.28+           4.07+
assets (%)
Ratio of net investment income to average net
assets
before voluntary expense reimbursements(%)**              4.28+           4.03+
Portfolio turnover rate(%)                                 230++           162++
Net assets at end of period (000 omitted)           $   22,629      $   22,380










(A)  Commenced operations August 1, 2003.
+    Annualized
++   Not annualized
*    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
**   Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3)










See Notes to Financial Statements.
26

ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
               Sentinel Variable Products Trust Money Market Fund

FINANCIAL HIGHLIGHTS
Selected per share data and ratios
Selected data for a share outstanding throughout each fiscal period.

                                                                                                       Period from
                                                Six Months                                               11/30/00
                                              Ended 06/30/04   Year Ended    Year Ended    Year Ended    through
                                               (Unaudited)      12/31/03      12/31/02      12/31/01   12/31/00 (A)


Net asset value at beginning of period          $   1.00        $   1.00      $   1.00     $    1.00     $   1.00
                                                --------        --------      --------     ---------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                             0.0031          0.0075        0.0132        0.0361       0.0050
Net realized and unrealized gain on                 --             --             --            --          --
investments                                     --------        --------      --------     ---------     --------
Total from investment operations                  0.0031          0.0075        0.0132        0.0361       0.0050
                                                --------        --------      --------     ---------     --------
LESS DISTRIBUTIONS
Dividends from net investment income              0.0031          0.0075        0.0132        0.0361       0.0050
Distributions from realized gains on                --             --             --            --          --
investments                                     --------        --------      --------     ---------     --------
Total Distributions                               0.0031          0.0075        0.0132        0.0361       0.0050
                                                --------        --------      --------     ---------     --------
Net asset value at end of period                $   1.00        $   1.00      $   1.00     $    1.00     $   1.00
                                                ========        ========      ========     =========     ========

Total Return (%) *                                  0.31++          0.75          1.32          3.70         0.50++

RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average
  net assets (%)                                    0.40+           0.40          0.40          0.42         0.44+
Ratio of expenses to average net assets before
voluntary expense reimbursements (%) **             0.54+           0.53          0.51          0.56         0.82+
Ratio of net investment income to average net       0.63+           0.75          1.32          3.46         6.25+
  assets (%)
Ratio of net investment income to
  average net assets before
  voluntary expense reimbursements(%)**             0.48+           0.62          1.22          3.32         5.86+
Net assets at end of period (000 omitted)       $ 25,526        $ 29,289      $ 33,048      $ 27,611     $ 19,444













(A)  Commenced operations November 30, 2000. + Annualized
++   Not annualized
*    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
**   Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3)




SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              27

ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                          Notes to Financial Statements


1. ORGANIZATION:
The Sentinel Variable Products Trust (the "Trust") is an open-end investment company, registered under the Investment Company Act of 1940 as amended which continuously offers its shares, to separate accounts of National Life Insurance Company to serve as the investment vehicle for variable life insurance and annuity contracts. The Trust consists of seven separate and distinct funds, six of which are diversified: Common Stock, Mid Cap Growth, Small Company, Balanced, Bond and Money Market, (the Growth Index Fund being non-diversified). The seven funds of the Trust are referred to hereinafter collectively as the "Funds", and individually as a "Fund".

2. ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements.

A. SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximates market value. Portfolio securities of the Money Market Fund are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

     (1)  the Sentinel Variable Products Trust Growth Index Fund;
     (2) when trades occur on a day that happens to coincide with the end of a financial reporting period; or
     (3) at the discretion of management if significant price movements are deemed large enough to impact the calculation of the net asset value per share.

         Interest income is recorded on the accrual basis, dividend income is recorded on the ex-dividend date. The cost of securities sold is determined by the use of the specific identification method. Market discount and original issue discount are accreted into income.

C. DIVIDENDS AND DISTRIBUTIONS: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the reclassification of net investment losses to net short-term capital gains or paid-in-capital, the character for tax purposes of investments in Real Estate Investment Trusts, current year paydowns and dividends paid. Reclassifications were made to reflect these differences as of June 30, 2004.

                                      Accumulated            Accumulated
                                     undistributed          undistributed
                                     net investment     net realized gain (loss)
   Fund                               income (loss)         on investments
-------------------------------     ----------------    ------------------------
Balanced.......................          $60,839             $( 60,839)
Bond...........................           37,868              ( 37,868)

D. REPURCHASE AGREEMENTS: Each Fund, to a limited extent, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always be at least equal to 102% of the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at June 30, 2004.

E. OTHER: Direct expenses of a fund are charged to that Fund while common expenses of the Trust are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts. Earnings credits are received from the custodian bank on cash balances and are reflected in the statement of operations as an expense offset.

         The ratio of net investment income to average net assets for each Fund is calculated utilizing the average shares method.

         The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

F. Federal Income Taxes: No provision is made for Federal taxes as it is the Fund's intention to have each Fund continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from any Federal excise income taxes or income tax liability.

ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

G. OPTIONS: When a SVPT Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

         There were no transactions in options during the six months ended June 30, 2004.

H. DOLLAR ROLLS: SVPT Balanced and SVPT Bond Funds may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as interest income.

3. MANAGEMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
Pursuant to an Investment Advisory Agreement, NL Capital Management, Inc.(NLCM), a wholly owned subsidiary of National Life Insurance Company, manages the Funds' investments and their business operations under the overall supervision of the Trust's Board of Trustees. NLCM has the responsibility for making all investment decisions for the Funds. As compensation for services rendered under its advisory agreement, the Trust pays to NLCM a monthly fee determined as follows:
     a)   With respect to the Common Stock, Mid Cap Growth and Small Company
          Funds: 0.50% per annum on the first $20 million of average daily net assets of each Fund; 0.40% per annum on the next $20 million of such assets of each Fund; and 0.30% per annum on such assets of each Fund in excess of $40 million.
     b) With respect to Balanced Fund. 0.55% per annum on the average daily net assets of the Fund.
     c) With respect to Bond Fund. 0.40% per annum on the average daily net assets of the Fund.
     d) With respect to Growth Index Fund: 0.30% per annum on the average daily net assets of the Fund
     e) With respect to the Money Market Fund: 0.25% per annum on the average daily net asset of the Fund.

         NLCM has voluntarily agreed for a period of at least until December 31, 2004 to waive the Funds' advisory fees or other expenses necessary to limit these Funds' overall expense ratios to the amounts shown below:
     o    Common Stock Fund 0.66%
     o    Growth Index Fund 0.60%
     o    Mid Cap Growth Fund 0.82%
     o    Small Company Fund 0.74%
     o    Balanced Fund 0.79%
     o    Bond Fund 0.67%
     o    Money Market Fund 0.40%

         These arrangements may be changed or terminated at any time after December 31, 2004, except that NLCM has agreed with the SEC to maintain the current caps on the Balanced and Bond Funds at least through August 1, 2005.

         For the six months ended June 30, 2004 the amounts reimbursable are as follows: Growth Index $34,334, Balanced $8,433 and Money Market $19,019.

         For the period August 1, 2003 thru December 31, 2003, the expenses of SVPT Balanced Fund were incorrectly capped at 0.82%. The correct expense cap should have reflected expenses at 0.79%. This difference of 0.03% resulted in an over-accrual of expenses for the fiscal period totaling $ 1,922. This error was discovered in August 2004 and has been reimbursed to the Fund.

         The investment advisory contract for the Bond and Balanced Funds, which began operations on August 1, 2003, was not approved by shareholders until January 23, 2004, due to an oversight. This contract had been approved, however, by the independent Trustees of the Trust. At their special meetings held on January 23, 2004, the Bond and Balanced Fund shareholders each also approved a reimbursement to NLCM of the costs of providing management service for the period prior to their approval of the contract. These costs were estimated to approximate the amounts of the fees, net of applicable reimbursements, that would have accrued if the contractual fees had applied. These fees totaled $2,251 for Balanced Fund and $8,596 for Bond Fund.

         The numbers of votes cast for, against, and to abstain for each item at the meeting of the shareholders of the Bond Fund and Balanced Fund held on January 23, 2004, were as follows:

BOND FUND
                                 For             Against             Abstain
Approval of Investment ..... 1,840,528.20       56,301.33          221,664.59
Advisory Contract

Approval of reimbursement .  1,781,219.90       90,796.34          246,413.75
of management costs

BALANCED FUND

Approval of Investment ....  1,354,240.10       68,069.22           88,859.38
Advisory Contract

Approval of reimbursement .  1,147,026.60      178,499.70          185,642.48
of management costs
ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

         Equity Services Inc. (ESI) another wholly owned subsidiary of National Life Insurance Company acts as the principal underwriter of shares of the Funds. ESI receives no compensation from the Trust for acting as principal underwriter.

         Pursuant to the Fund Services Agreement with Sentinel Administrative Service Corporation ("Sentinel Service") a Vermont corporation which is a wholly owned subsidiary of National Life Insurance Company, the Trust receives certain transfer agency, fund accounting and financial administration services. For these services, the Fund Services Agreement provides for the Trust to pay to Sentinel Service a fixed fee totaling $20,000 per year for transfer agency services and a fee of 0.10% of average daily net asset of the Funds for fund accounting and financial administration services. For the six months ended June 30, 2004 this fee totaled $105,297.

4. Investment Transactions:
Purchases and sales (excluding short-term obligations) for the six months ended June 30, 2004 are as follows:

                        Purchases of                     Sales of
                         other than    Purchases of    other than
                             U.S.           U.S.          U.S.     Sales of U.S.
                         Government     Government     Government    Government
                         direct and     direct and     direct and    direct and
                           agency         agency         agency        agency
   Fund                 obligations    obligations    obligations   obligations
----------------       -------------  -------------  -------------  -----------
Common Stock            $16,598,963    $      --      $13,671,121    $      --
Growth Index              1,010,877           --          800,230           --
Mid Cap Growth           14,042,204           --       12,138,239           --
Small Company            14,783,117           --       10,811,330           --
Balanced                  4,316,484     18,795,428      3,350,753     17,956,239
Bond                           --       51,277,815      1,778,330     49,479,439

(THE SENTINEL VARIABLE PRODUCTS MONEY MARKET FUND INVESTS ONLY IN SHORT-TERM OBLIGATIONS.)

    At December 31, 2003, the Funds have tax basis capital losses which may be used to offset future capital gains through 2011 as follows:

CAPITAL LOSS CARRYFORWARD
                                                     Expiring in
                                                     -----------
SVPT COMMON STOCK FUND             $   111,841        12/31/2009
                                     3,931,884        12/31/2010
                                       346,135        12/31/2011
Total                              $ 4,389,860


SVPT GROWTH INDEX FUND             $    62,231        12/31/2009
                                       340,021        12/31/2010
                                       883,435        12/31/2011
Total                              $ 1,285,687


SVPT Mid Cap Growth Fund           $ 3,591,609        12/31/2009
                                     6,407,249        12/31/2010
Total                              $ 9,998,858


         During the year ended December 31, 2003, the Funds utilized capital losses as follows:

                                   Capital losses
Fund                                 utilized
----                                 --------
Mid Cap Growth                     $1,051,445
Small Company                       1,066,386


         It is unlikely that a capital gains distribution will be paid to policyholders of the Funds until net gains have been realized in excess of such capital loss carryforwards or the carryforwards expire.

         Capital losses incurred after October 31 ("Post October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Funds incurred and elected to defer the following capital losses during fiscal 2003:

              o Growth Index                 $2,093


5. SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
There are an unlimited number of authorized shares for each Fund in the Trust. Each share has a par value of $0.001. Transactions in shares for the six months ended June 30, 2004 and fiscal year ended December 31, 2003 were as follows:

                                           Shares
                                          issued in                      Net
                                         reinvestment                  increase
                                         of dividends      Shares     (decrease)
                                 Shares     and dis-        reaq-     in shares
Fund                              sold     tributions      quired    Outstanding
------------------------------   ------- ------------   ----------  ------------
SIX MONTHS ENDED JUNE 30, 2004
Common Stock                     798,427         --        527,796      270,631
Growth Index                     108,512         --         89,644       18,868
Mid Cap Growth                   559,938         --        388,729      171,209
Small Company                    577,540         --        321,915      255,625
Balanced                         298,681         --        135,487      163,194
Bond                             340,885         --        331,887        8,998
Money Market                  10,209,526       83,672   14,055,890   (3,762,692)

YEAR ENDED DECEMBER 31, 2003
Common Stock                     826,754       35,014      340,365      521,403
Growth Index                     262,521        3,881      478,883     (212,481)
Mid Cap Growth                   640,741         --        520,753      119,988
Small Company                    736,638        4,374      187,474      553,538
Balanced*                      1,580,876       33,894       40,704    1,574,066
Bond*                          2,413,741       59,952      290,189    2,183,504
Money Market                  20,898,529      226,296   24,883,581   (3,758,756)

* For the period from August 1, 2003 (commencement of operations) through December 31, 2003.

ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                           Board Members and Officers

Policyholders elect a board that oversees the Trust's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

         The following is a list of the Trust's board members. Each member oversees the seven portfolios of the Sentinel Variable Products Trust. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

INDEPENDENT BOARD MEMBERS
-------------------------------------------------------------------------------------------------------------
                             Position held with
                             Registrant and       Principal occupations during past
Name, Address, Age           length of service    five years                            Public directorships
------------------------------------------------------------------------------------------------------------

WILLIAM D. MCMEEKIN          Trustee since 2000   Senior Vice President & Senior
(60)                                              Lending Officer - Banknorth Vermont,
Banknorth Vermont                                 2001 to Present;
215 Main Street                                   Community President -
Brattleboro, VT 05301                             The Howard Bank, 2000 to 2001;
                                                  prior to that,
                                                  President & Chief Executive Officer -
                                                  Granite Savings Bank
------------------------------------------------------------------------------------------------------------
WILLIAM G. RICKER            Trustee since 2000   Former President -
(65)                                              Denis, Ricker & Brown
Denis Ricker & Brown                              (Insurance Agency)
17 State Street
Montpelier, VT 05602


BOARD MEMBERS AFFILIATED WITH NL CAPITAL MANAGEMENT, INC.
------------------------------------------------------------------------------------------------------------
                             Position held with
                             Registrant and       Principal occupations during past
Name, Address, Age           length of service    five year                             Public directorships
------------------------------------------------------------------------------------------------------------

THOMAS H. MACLEAY            Chairman and         National Life Group - Chairman of
(55)                         Chief Executive      the Board and Chief Executive Officer,
National Life Drive          Officer since 2004   2002 to present; President and Chief
Montpelier, VT      05604                         Operating Officer, 1996 to 2001;
                                                  National Life Insurance
                                                  Company - Chief Financial
                                                  Officer, 1991 to 1996; various
                                                  investment management,
                                                  corporate planning and
                                                  financial roles, 1975 to 1991



                                                                              31



ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo


The board has appointed officers who are responsible for day-to-day business decisions based on polices it has established. The officers serve at the pleasure of the board.

OFFICERS AFFILIATED WITH NL CAPITAL MANAGEMENT, INC.
----------------------------------------------------------------------------------------------------------------
                             Position held with
                             Registrant and       Principal occupations during past
Name, Address, Age           length of service    five years                             Public directorships
----------------------------------------------------------------------------------------------------------------

KENNETH R. EHINGER.          President            Equity Services, Inc. - President and
(50)                         since 2004           Chief Executive Officer, 2001 to
National Life Drive                               present, President and Chief Operating
Montpelier, Vermont                               Officer, 1999 to 2003; Sentinel
05604                                             Administrative Services Company -
                                                  Chief Executive Officer, 2001 to
                                                  present, President, 1999 to present
----------------------------------------------------------------------------------------------------------------
JOHN M. GRAB, JR.,           Vice President       Sentinel Management Company -
C.P.A. (58)                  & Chief              Senior Vice President, 1993 to
National Life Drive          Financial Officer    present; Sentinel Administrative
Montpelier, Vermont          since 2003           Service Company - Senior Vice
05604                                             President, 1993 to present; ESI -
                                                  Senior Vice President and Chief
                                                  Financial Officer, 1988 to present;
                                                  American Institute of Certified Public
                                                  Accountants; The Vermont Society of
                                                  Certified Public Accountants
----------------------------------------------------------------------------------------------------------------
THOMAS P. MALONE             Vice President       Vice President - Sentinel
(48)                         & Treasurer          Administrative Service Company
Sentinel Administrative      since 2000
Service Company
One National Life Drive
Montpelier, VT      05604
----------------------------------------------------------------------------------------------------------------
JOHN K. LANDY                Vice President       Senior Vice President - Sentinel
(44)                         since 2004           Administrative Service Company,
National Life Insurance                           since 2004; Vice President - Sentinel
Company                                           Administrative Service Company,
One National Life Drive                           1997 to 2004
Montpelier, VT      05604
----------------------------------------------------------------------------------------------------------------
D. Russell Morgan            Secretary since      Assistant General Counsel -
(49)                         2000                 National Life Insurance Company,
National Life Insurance                           2001 to present; Senior Counsel
One National Life Drive                           - Company National Life Insurance
Montpelier, VT 05604                              Company, 2000 to 2001; prior to that,
                                                  Counsel - National Life Insurance Company

ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo










--------------------------------------------------------------------------------
The Statement of Additional Information has additional information about the Trust's trustees and is available, without charge, upon request by calling (800) 537-7003. Portfolio proxy voting guidelines are available without charge on-line at www.nationallife.com under the "Quick Picks" menu, at www.sec.gov, or by calling (800) 537-7003.


INVESTMENT ADVISOR
NL Capital Management, Inc.

PRINCIPAL UNDERWRITER
Equity Services, Inc.

COUNSEL
Sidley Austin Brown & Wood LLP










INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP

CUSTODIAN AND DIVIDEND PAYING AGENT
State Street Bank - Kansas City

TRANSFER AGENT, SHAREHOLDER SERVICING AGENT AND
ADMINISTRATOR
Sentinel Administrative Service
Corporation




















The accompanying financial statements, including the schedule of investments, have not been examined by the Fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, and accordingly, they express no opinion thereon.

SENTINEL VARIABLE
PRODUCTS TRUST




Sentinel Variable Products Trust Common Stock Fund

Sentinel Variable Products Trust Growth Index Fund

Sentinel Variable Products Trust Mid Cap Growth Fund

Sentinel Variable Products Trust Small Company Fund

Sentinel Variable Products Trust Balanced Fund

Sentinel Variable Products Trust Bond Fund

Sentinel Variable Products Trust Money Market Fund



THIS BROCHURE IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

DISTRIBUTED BY
Equity Services, Inc. National Life
Drive Montpelier, Vermont 05604
(800) 233-4332

ITEM 2.  CODE OF ETHICS
------------------------------------------------------------------------------
Not applicable to this semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
------------------------------------------------------------------------------
Not applicable to this semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
------------------------------------------------------------------------------
Not applicable to this semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
------------------------------------------------------------------------------
Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------------
Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                  CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------------
Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                  INVESTMENT COMPANY AND AFFILIATED PURCHASERS
------------------------------------------------------------------------------
Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
------------------------------------------------------------------------------
Not applicable.

ITEM 10. CONTROLS AND PROCEDURES
------------------------------------------------------------------------------

(a) The registrant's principal executive officer and principal financial and accounting officer, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) as of a date within ninety days of the filing date of this Form N-CSR, have concluded that the registrant's disclosure controls and procedures are adequate and effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, nor were there any significant deficiencies or material weaknesses in the registrant's internal controls. As a result, no corrective actions were required or undertaken.

ITEM 11. EXHIBITS
------------------------------------------------------------------------------

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

                                   SIGNATURES
                            ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

BY: /S/ THOMAS H. MACLEAY
--- ---------------------
Name:Thomas H. MacLeay
Title:Chairman & Chief Executive Officer

Date:    August 31, 2004
-------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ JOHN M. GRAB
    ----------------
Name:John M. Grab
Title:Vice President & Chief Financial Officer

Date:    August 31, 2004
-------------------------------------